UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22524

Precidian ETFs Trust
(Exact name of registrant as specified in charter)

c/o Commonwealth Fund Services, Inc.
8730 Stony Point Parkway, Suite 205
Richmond, VA 23235
(Address of principal executive offices) (Zip code)

Practus, LLP
11300 Tomahawk Creek Parkway, Suite 310
Leawood, KS 66211
(Name and address of agent for service)

Registrant’s telephone number, including area code: (804) 267-7400

Date of fiscal year end: December 31

Date of reporting period: June 30, 2025

Item 1. Reports to Stockholders.

(a)	The Report to Shareholders is attached herewith.

Arm Holdings PLC ADRhedged™

ARMH | NYSE Arca, Inc.

SEMI ANNUAL SHAREHOLDER REPORT | June 30, 2025

The semi annual shareholder report contains important information about the Arm Holdings PLC ADRhedged™ for the period of March 13, 2025 (commencement of operations) to June 30, 2025. You can find additional information about the Fund at adrhedged.com/resources/. You can also request this information by contacting us at 844-954-5333.

What were the Fund’s cost for the reporting period?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Arm Holdings PLC ADRhedged™	$7Footnote Reference1	0.19%Footnote Reference2
Footnote	Description
Footnote[1]	Based on the period March 13, 2025 (commencement of operations) through June 30, 2025. Expenses would have been higher if based on the full reporting period.
Footnote[2]	Annualized

Key Fund Statistics

Fund net assets	$681,736
Total number of portfolio holdings	5
Period portfolio turnover rate	0%

Tabular Representation of Holdings

The table below shows the investment makeup of the Fund.

Sector	% of Net Assets
Information Technology	99.8%
Money Market Funds	0.1

Availability of Additional Information

You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting at the website address or contact number included at the beginning of this shareholder report.

ASML Holding NV ADRhedged™

ASMH | NYSE Arca, Inc.

SEMI ANNUAL SHAREHOLDER REPORT | June 30, 2025

The semi annual shareholder report contains important information about the ASML Holding NV ADRhedged™ for the period of March 13, 2025 (commencement of operations) to June 30, 2025. You can find additional information about the Fund at adrhedged.com/resources/. You can also request this information by contacting us at 844-954-5333.

What were the Fund’s cost for the reporting period?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ASML Holding NV ADRhedged™	$6Footnote Reference1	0.19%Footnote Reference2
Footnote	Description
Footnote[1]	Based on the period March 13, 2025 (commencement of operations) through June 30, 2025. Expenses would have been higher if based on the full reporting period.
Footnote[2]	Annualized

Key Fund Statistics

Fund net assets	$536,901
Total number of portfolio holdings	5
Period portfolio turnover rate	0%

Tabular Representation of Holdings

The table below shows the investment makeup of the Fund.

Sector	% of Net Assets
Information Technology	100.2%
Money Market Funds	0.0

Availability of Additional Information

You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting at the website address or contact number included at the beginning of this shareholder report.

AstraZeneca PLC ADRhedged™

AZNH | NYSE Arca, Inc.

SEMI ANNUAL SHAREHOLDER REPORT | June 30, 2025

The semi annual shareholder report contains important information about the AstraZeneca PLC ADRhedged™ for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at adrhedged.com/resources/. You can also request this information by contacting us at 844-954-5333.

What were the Fund’s cost for the reporting period?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AstraZeneca PLC ADRhedged™	$9	0.19%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Fund net assets	$2,462,574
Total number of portfolio holdings	5
Period portfolio turnover rate	0%

Tabular Representation of Holdings

The table below shows the investment makeup of the Fund.

Sector	% of Net Assets
Health Care	99.9%
Money Market Funds	0.0

Availability of Additional Information

You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting at the website address or contact number included at the beginning of this shareholder report.

BP P.L.C. ADRhedged™

BPH | NYSE Arca, Inc.

SEMI ANNUAL SHAREHOLDER REPORT | June 30, 2025

The semi annual shareholder report contains important information about the BP P.L.C. ADRhedged™ for the period of January 6, 2025 (commencement of operations) to June 30, 2025. You can find additional information about the Fund at adrhedged.com/resources/. You can also request this information by contacting us at 844-954-5333.

What were the Fund’s cost for the reporting period?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
BP P.L.C. ADRhedged™	$9Footnote Reference1	0.19%Footnote Reference2
Footnote	Description
Footnote[1]	Based on the period January 6, 2025 (commencement of operations) through June 30, 2025. Expenses would have been higher if based on the full reporting period.
Footnote[2]	Annualized

Key Fund Statistics

Fund net assets	$453,395
Total number of portfolio holdings	5
Period portfolio turnover rate	0%

Tabular Representation of Holdings

The table below shows the investment makeup of the Fund.

Sector	% of Net Assets
Energy	99.8%
Money Market Funds	0.1

Availability of Additional Information

You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting at the website address or contact number included at the beginning of this shareholder report.

GSK plc ADRhedged™

GSKH | NYSE Arca, Inc.

SEMI ANNUAL SHAREHOLDER REPORT | June 30, 2025

The semi annual shareholder report contains important information about the GSK plc ADRhedged™ for the period of January 6, 2025 (commencement of operations) to June 30, 2025. You can find additional information about the Fund at adrhedged.com/resources/. You can also request this information by contacting us at 844-954-5333.

What were the Fund’s cost for the reporting period?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
GSK plc ADRhedged™	$9Footnote Reference1	0.19%Footnote Reference2
Footnote	Description
Footnote[1]	Based on the period January 6, 2025 (commencement of operations) through June 30, 2025. Expenses would have been higher if based on the full reporting period.
Footnote[2]	Annualized

Key Fund Statistics

Fund net assets	$526,310
Total number of portfolio holdings	4
Period portfolio turnover rate	0%

Tabular Representation of Holdings

The table below shows the investment makeup of the Fund.

Sector	% of Net Assets
Health Care	99.8%

Availability of Additional Information

You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting at the website address or contact number included at the beginning of this shareholder report.

HSBC Holdings plc ADRhedged™

HSBH | NYSE Arca, Inc.

SEMI ANNUAL SHAREHOLDER REPORT | June 30, 2025

The semi annual shareholder report contains important information about the HSBC Holdings plc ADRhedged™ for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at adrhedged.com/resources/. You can also request this information by contacting us at 844-954-5333.

What were the Fund’s cost for the reporting period?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
HSBC Holdings plc ADRhedged™	$10	0.19%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Fund net assets	$3,910,588
Total number of portfolio holdings	6
Period portfolio turnover rate	0%

Tabular Representation of Holdings

The table below shows the investment makeup of the Fund.

Sector	% of Net Assets
Financials	99.9%
Money Market Funds	0.0

Availability of Additional Information

You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting at the website address or contact number included at the beginning of this shareholder report.

Novo Nordisk A/S (B Shares) ADRhedged™

NVOH | NYSE Arca, Inc.

SEMI ANNUAL SHAREHOLDER REPORT | June 30, 2025

The semi annual shareholder report contains important information about the Novo Nordisk A/S (B Shares) ADRhedged™ for the period of January 6, 2025 (commencement of operations) to June 30, 2025. You can find additional information about the Fund at adrhedged.com/resources/. You can also request this information by contacting us at 844-954-5333.

What were the Fund’s cost for the reporting period?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Novo Nordisk A/S (B Shares) ADRhedged™	$8Footnote Reference1	0.19%Footnote Reference2
Footnote	Description
Footnote[1]	Based on the period January 6, 2025 (commencement of operations) through June 30, 2025. Expenses would have been higher if based on the full reporting period.
Footnote[2]	Annualized

Key Fund Statistics

Fund net assets	$733,444
Total number of portfolio holdings	4
Period portfolio turnover rate	0%

Tabular Representation of Holdings

The table below shows the investment makeup of the Fund.

Sector	% of Net Assets
Health Care	100.3%

Availability of Additional Information

You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting at the website address or contact number included at the beginning of this shareholder report.

SAP SE ADRhedged™

SAPH | NYSE Arca, Inc.

SEMI ANNUAL SHAREHOLDER REPORT | June 30, 2025

The semi annual shareholder report contains important information about the SAP SE ADRhedged™ for the period of January 6, 2025 (commencement of operations) to June 30, 2025. You can find additional information about the Fund at adrhedged.com/resources/. You can also request this information by contacting us at 844-954-5333.

What were the Fund’s cost for the reporting period?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SAP SE ADRhedged™	$10Footnote Reference1	0.19%Footnote Reference2
Footnote	Description
Footnote[1]	Based on the period January 6, 2025 (commencement of operations) through June 30, 2025. Expenses would have been higher if based on the full reporting period.
Footnote[2]	Annualized

Key Fund Statistics

Fund net assets	$1,100,388
Total number of portfolio holdings	4
Period portfolio turnover rate	0%

Tabular Representation of Holdings

The table below shows the investment makeup of the Fund.

Sector	% of Net Assets
Information Technology	100.2%

Availability of Additional Information

You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting at the website address or contact number included at the beginning of this shareholder report.

Shell plc ADRhedged™

SHEH | NYSE Arca, Inc.

SEMI ANNUAL SHAREHOLDER REPORT | June 30, 2025

The semi annual shareholder report contains important information about the Shell plc ADRhedged™ for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at adrhedged.com/resources/. You can also request this information by contacting us at 844-954-5333.

What were the Fund’s cost for the reporting period?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Shell plc ADRhedged™	$10	0.19%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Fund net assets	$3,969,371
Total number of portfolio holdings	6
Period portfolio turnover rate	0%

Tabular Representation of Holdings

The table below shows the investment makeup of the Fund.

Sector	% of Net Assets
Energy	99.9%
Money Market Funds	0.0

Availability of Additional Information

You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting at the website address or contact number included at the beginning of this shareholder report.

STMicroelectronics NV ADRhedged™

STHH | NYSE Arca, Inc.

SEMI ANNUAL SHAREHOLDER REPORT | June 30, 2025

The semi annual shareholder report contains important information about the STMicroelectronics NV ADRhedged™ for the period of March 13, 2025 (commencement of operations) to June 30, 2025. You can find additional information about the Fund at adrhedged.com/resources/. You can also request this information by contacting us at 844-954-5333.

What were the Fund’s cost for the reporting period?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
STMicroelectronics NV ADRhedged™	$6Footnote Reference1	0.19%Footnote Reference2
Footnote	Description
Footnote[1]	Based on the period March 13, 2025 (commencement of operations) through June 30, 2025. Expenses would have been higher if based on the full reporting period.
Footnote[2]	Annualized

Key Fund Statistics

Fund net assets	$596,562
Total number of portfolio holdings	4
Period portfolio turnover rate	0%

Tabular Representation of Holdings

The table below shows the investment makeup of the Fund.

Sector	% of Net Assets
Information Technology	100.1%

Availability of Additional Information

You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting at the website address or contact number included at the beginning of this shareholder report.

Toyota Motor Corporation ADRhedged™

TMH | NYSE Arca, Inc.

SEMI ANNUAL SHAREHOLDER REPORT | June 30, 2025

The semi annual shareholder report contains important information about the Toyota Motor Corporation ADRhedged™ for the period of March 13, 2025 (commencement of operations) to June 30, 2025. You can find additional information about the Fund at adrhedged.com/resources/. You can also request this information by contacting us at 844-954-5333.

What were the Fund’s cost for the reporting period?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Toyota Motor Corporation ADRhedged™	$5Footnote Reference1	0.19%Footnote Reference2
Footnote	Description
Footnote[1]	Based on the period March 13, 2025 (commencement of operations) through June 30, 2025. Expenses would have been higher if based on the full reporting period.
Footnote[2]	Annualized

Key Fund Statistics

Fund net assets	$461,690
Total number of portfolio holdings	5
Period portfolio turnover rate	0%

Tabular Representation of Holdings

The table below shows the investment makeup of the Fund.

Sector	% of Net Assets
Consumer Discretionary	97.9%
Money Market Funds	2.4

Availability of Additional Information

You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting at the website address or contact number included at the beginning of this shareholder report.

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

The Registrant’s Board has an Audit Committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)) consisting of three Independent Trustees. Mses. Ivey and Morrison and Dr. Urban currently serve as members of the Audit Committee.

Item 6. Investments.

(a)	The Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included in the financial statements filed under Item 7(a) of this form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

June 30, 2025 (unaudited)

Semi-Annual Financial Statements and Other Information

Arm Holdings PLC ADRhedged™

ASML Holding NV ADRhedged™

AstraZeneca PLC ADRhedged™

BP P.L.C. ADRhedged™

GSK plc ADRhedged™

HSBC Holdings plc ADRhedged™

Novo Nordisk A/S (B Shares) ADRhedged™

SAP SE ADRhedged™

Shell plc ADRhedged™

STMicroelectronics NV ADRhedged™

Toyota Motor Corporation ADRhedged™

Precidian ETFs Trust

This report is provided for the general information of shareholders and is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

Arm Holdings PLC ADRhedged™

Schedule of Investments

June 30, 2025 (Unaudited)

	Shares	Value
Common Stocks — 99.8%
Information Technology — 99.8%
ARM Holdings PLC, ADR*
(Cost $471,619)	4,209	$680,764

Short-Term Investment — 0.1%
Money Market Funds — 0.1%
Dreyfus Treasury Securities Cash Management Institutional Shares, 4.11%(a)
(Cost $517)	517	517

Total Investments — 99.9%
(Cost $472,136)		681,281
Assets in excess of Other Liabilities,
Net — 0.1%		455
Net Assets — 100%		$681,736

*	Non-income producing security.
(a)	Reflects the 7-day yield at June 30, 2025.

ADR:	American Depositary Receipt
PLC:	Public Limited Company

At June 30, 2025, the Fund had the following currency swaps outstanding:

	Settlement					Unrealized	Unrealized
Counterparty	Date*	Currency to Deliver		Currency to Receive		Appreciation	Depreciation
CIBC	07/01/25	USD	671,261	GBP	489,854	$11	$—
CIBC	07/01/25	GBP	508,219	USD	696,421	—	(18)
CIBC	07/02/25	GBP	489,854	USD	671,821	550	—
Total Unrealized Appreciation/(Depreciation)						$561	$(18)

*	The currency hedge contracts have an automatic extension on the maturity date, however the currency hedge contracts are marked to market and settled daily and the date reflected herein is the next settlement date.

Currency Abbreviations

USD	U.S. Dollar
GBP	Pound Sterling

See Notes to Financial Statements.	3

ASML Holding NV ADRhedged™

Schedule of Investments

June 30, 2025 (Unaudited)

	Shares	Value
Common Stocks — 100.2%
Information Technology — 100.2%
ASML Holding NV, ADR
(Cost $466,070)	671	$537,733

Short-Term Investment — 0.0%(a)
Money Market Funds — 0.0%(a)
Dreyfus Treasury Securities Cash Management Institutional Shares, 4.11%(b)
(Cost $127)	127	127

Total Investments — 100.2%
(Cost $466,197)		537,860
Liabilities in excess of Other Assets,
Net — (0.2)%		(959)
Net Assets — 100%		$536,901

(a)	Less than 0.05%.

(b)	Reflects the 7-day yield at June 30, 2025.

ADR:	American Depositary Receipt

At June 30, 2025, the Fund had the following currency swaps outstanding:

	Settlement					Unrealized	Unrealized
Counterparty	Date*	Currency to Deliver		Currency to Receive		Appreciation	Depreciation
CIBC	07/01/25	USD	538,821	EUR	459,027	$7	$—
CIBC	07/01/25	EUR	454,966	USD	534,082	22	—
CIBC	07/02/25	EUR	459,027	USD	537,913	—	(915)
Total Unrealized Appreciation/(Depreciation)						$29	$(915)

*	The currency hedge contracts have an automatic extension on the maturity date, however the currency hedge contracts are marked to market and settled daily and the date reflected herein is the next settlement date.

Currency Abbreviations

USD	U.S. Dollar
EUR	Euro

See Notes to Financial Statements.	4

AstraZeneca PLC ADRhedged™

Schedule of Investments

June 30, 2025 (Unaudited)

	Shares	Value
Common Stocks — 99.9%
Health Care — 99.9%
Astra Zeneca PLC, ADR
(Cost $2,580,078)	35,212	$2,460,614

Short-Term Investment — 0.0%(a)
Money Market Funds — 0.0%(a)
Dreyfus Treasury Securities Cash Management Institutional Shares, 4.11%(b)
(Cost $311)	311	311

Total Investments — 99.9%
(Cost $2,580,389)		2,460,925
Assets in excess of Other Liabilities,
Net — 0.1%		1,649
Net Assets — 100%		$2,462,574

(a)	Less than 0.05%.
(b)	Reflects the 7-day yield at June 30, 2025.

ADR:	American Depositary Receipt

PLC:	Public Limited Company

At June 30, 2025, the Fund had the following currency swaps outstanding:

	Settlement					Unrealized	Unrealized
Counterparty	Date*	Currency to Deliver		Currency to Receive		Appreciation	Depreciation
CIBC	07/01/25	USD	2,482,399	GBP	1,811,535	$40	$—
CIBC	07/01/25	GBP	1,811,535	USD	2,484,472	2,033	—
CIBC	07/02/25	GBP	1,794,884	USD	2,459,558	—	(63)
Total Unrealized Appreciation/(Depreciation)						$2,073	$(63)

*	The currency hedge contracts have an automatic extension on the maturity date, however the currency hedge contracts are marked to market and settled daily and the date reflected herein is the next settlement date.

Currency Abbreviations

USD	U.S. Dollar
GBP	Pound Sterling

See Notes to Financial Statements.	5

BP P.L.C. ADRhedged™

Schedule of Investments

June 30, 2025 (Unaudited)

	Shares	Value
Common Stocks — 99.8%
Energy — 99.8%
BP p.l.c, ADR
(Cost $521,661)	15,125	$452,691

Short-Term Investment — 0.1%
Money Market Funds — 0.1%
Dreyfus Treasury Securities Cash Management Institutional Shares, 4.11%(a)
(Cost $403)	403	403

Total Investments — 99.9%
(Cost $522,064)		453,094
Assets in excess of Other Liabilities,
Net — 0.1%		301
Net Assets — 100%		$453,395

(a)	Reflects the 7-day yield at June 30, 2025.

ADR:	American Depositary Receipt
PLC :	Public Limited Company

At June 30, 2025, the Fund had the following currency swaps outstanding:

	Settlement					Unrealized	Unrealized
Counterparty	Date*	Currency to Deliver		Currency to Receive		Appreciation	Depreciation
CIBC	07/01/25	USD	460,720	GBP	336,211	$8	$—
CIBC	07/01/25	GBP	336,211	USD	461,105	377	—
CIBC	07/02/25	GBP	334,881	USD	458,892	—	(12)
Total Unrealized Appreciation/(Depreciation)						$385	$(12)

*	The currency hedge contracts have an automatic extension on the maturity date, however the currency hedge contracts are marked to market and settled daily and the date reflected herein is the next settlement date.

Currency Abbreviations

USD	U.S. Dollar

GBP	Pound Sterling

See Notes to Financial Statements.	6

GSK plc ADRhedged™

Schedule of Investments

June 30, 2025 (Unaudited)

	Shares	Value
Common Stocks — 99.8%
Health Care — 99.8%
GSK plc, ADR
(Cost $500,187)	13,685	$525,504

Total Investments — 99.8%
(Cost $500,187)		525,504
Assets in excess of Other Liabilities,
Net — 0.2%		806
Net Assets — 100%		$526,310

ADR:	American Depositary Receipt

PLC :	Public Limited Company

At June 30, 2025, the Fund had the following currency swaps outstanding:

	Settlement					Unrealized	Unrealized
Counterparty	Date*	Currency to Deliver		Currency to Receive		Appreciation	Depreciation
CIBC	07/01/25	USD	530,891	GBP	387,419	$8	$—
CIBC	07/01/25	GBP	387,419	USD	531,335	—	(13)
CIBC	07/02/25	GBP	385,289	USD	527,967	435	—
Total Unrealized Appreciation/(Depreciation)						$443	$(13)

*	The currency hedge contracts have an automatic extension on the maturity date, however the currency hedge contracts are marked to market and settled daily and the date reflected herein is the next settlement date.

Currency Abbreviations

USD	U.S. Dollar
GBP	Pound Sterling

See Notes to Financial Statements.	7

HSBC Holdings plc ADRhedged™

Schedule of Investments

June 30, 2025 (Unaudited)

	Shares	Value
Common Stocks — 99.9%
Financials — 99.9%
HSBC Holdings plc, ADR
(Cost $3,831,167)	64,280	$3,907,581

Short-Term Investment — 0.0%(a)
Money Market Funds — 0.0%(a)
Dreyfus Treasury Securities Cash Management Institutional Shares, 4.11%(b)
(Cost $257)	257	257

Total Investments — 99.9%
(Cost $3,831,424)		3,907,838
Assets in excess of Other Liabilities,
Net — 0.1%		2,750
Net Assets — 100%		$3,910,588

(a)	Less than 0.05%.
(b)	Reflects the 7-day yield at June 30, 2025.

ADR:	American Depositary Receipt
PLC :	Public Limited Company

At June 30, 2025, the Fund had the following currency swaps outstanding:

	Settlement					Unrealized	Unrealized
Counterparty	Date*	Currency to Deliver		Currency to Receive		Appreciation	Depreciation
CIBC	07/01/25	USD	2,607,474	GBP	1,902,809	$42	$—
CIBC	07/01/25	GBP	1,902,809	USD	2,609,652	2,135	—
CIBC	07/02/25	GBP	1,902,028	USD	2,606,380	—	(66)
CIBC	07/02/25	GBP	950,970	USD	1,303,129	—	(33)
Total Unrealized Appreciation/(Depreciation)						$2,177	$(99)

*	The currency hedge contracts have an automatic extension on the maturity date, however the currency hedge contracts are marked to market and settled daily and the date reflected herein is the next settlement date.

Currency Abbreviations

USD	U.S. Dollar
GBP	Pound Sterling

See Notes to Financial Statements.	8

Novo Nordisk A/S (B Shares) ADRhedged™
Schedule of Investments

June 30, 2025 (Unaudited)

	Shares	Value
Common Stocks — 100.3%
Health Care — 100.3%
Novo Nordisk A/S (B Shares), ADR
(Cost $791,266)	10,658	$735,615

Total Investments — 100.3%
(Cost $791,266)		735,615
Liabilities in excess of Other Assets,
Net — (0.3)%		(2,171)
Net Assets — 100%		$733,444

ADR:	American Depositary Receipt

At June 30, 2025, the Fund had the following currency swaps outstanding:

	Settlement					Unrealized	Unrealized
Counterparty	Date*	Currency to Deliver		Currency to Receive		Appreciation	Depreciation
CIBC	07/01/25	DKK	4,640,704	USD	730,180	$—	$(1,219)
CIBC	07/01/25	USD	727,832	DKK	4,626,022	11	—
CIBC	07/02/25	DKK	4,626,022	USD	726,624	27	—
Total Unrealized Appreciation/(Depreciation)						$38	$(1,219)

*	The currency hedge contracts have an automatic extension on the maturity date, however the currency hedge contracts are marked to market and settled daily and the date reflected herein is the next settlement date.

Currency Abbreviations

USD	U.S. Dollar
DKK	Danish Krone

See Notes to Financial Statements.	9

SAP SE ADRhedged™

Schedule of Investments

June 30, 2025 (Unaudited)

	Shares	Value
Common Stocks — 100.2%
Information Technology — 100.2%
SAP SE, ADR
(Cost $966,224)	3,624	$1,102,058

Total Investments — 100.2%
(Cost $966,224)		1,102,058
Liabilities in excess of Other Assets,
Net — (0.2)%		(1,670)
Net Assets — 100%		$1,100,388

ADR:	American Depositary Receipt

At June 30, 2025, the Fund had the following currency swaps outstanding:

	Settlement					Unrealized	Unrealized
Counterparty	Date*	Currency to Deliver		Currency to Receive		Appreciation	Depreciation
CIBC	07/01/25	USD	1,081,762	EUR	921,565	$14	$—
CIBC	07/01/25	EUR	921,565	USD	1,079,940	—	(1,837)
CIBC	07/02/25	EUR	929,513	USD	1,091,150	45	—
Total Unrealized Appreciation/(Depreciation)						$59	$(1,837)

*	The currency hedge contracts have an automatic extension on the maturity date, however the currency hedge contracts are marked to market and settled daily and the date reflected herein is the next settlement date.

Currency Abbreviations

USD	U.S. Dollar
EUR	Euro

See Notes to Financial Statements.	10

Shell plc ADRhedged™

Schedule of Investments

June 30, 2025 (Unaudited)

	Shares	Value
Common Stocks — 99.9%
Energy — 99.9%
Shell plc, ADR
(Cost $3,866,805)	56,331	$3,966,266

Short-Term Investment — 0.0%(a)
Money Market Funds — 0.0%(a)
Dreyfus Treasury Securities Cash Management Institutional Shares, 4.11%(b)
(Cost $278)	278	278

Total Investments — 99.9%
(Cost $3,867,083)		3,966,544
Assets in excess of Other Liabilities,
Net — 0.1%		2,827
Net Assets — 100%		$3,969,371

(a)	Less than 0.05%.

(b)	Reflects the 7-day yield at June 30, 2025.

ADR :	American Depositary Receipt

PLC :	Public Limited Company

At June 30, 2025, the Fund had the following currency swaps outstanding:

	Settlement					Unrealized	Unrealized
Counterparty	Date*	Currency to Deliver		Currency to Receive		Appreciation	Depreciation
CIBC	07/01/25	USD	3,017,182	GBP	2,201,794	$49	$—
CIBC	07/01/25	GBP	729,423	USD	999,540	—	(26)
CIBC	07/02/25	GBP	2,201,794	USD	3,019,702	2,471	—
CIBC	07/02/25	GBP	2,188,425	USD	2,998,834	—	(76)
Total Unrealized Appreciation/(Depreciation)						$2,520	$(102)

*	The currency hedge contracts have an automatic extension on the maturity date, however the currency hedge contracts are marked to market and settled daily and the date reflected herein is the next settlement date.

Currency Abbreviations

USD	U.S. Dollar
GBP	Pound Sterling

See Notes to Financial Statements.	11

STMicroelectronics NV ADRhedged™

Schedule of Investments

June 30, 2025 (Unaudited)

	Shares	Value
Common Stocks — 100.1%
Information Technology — 100.1%
STMicroelectronics NV, ADR
(Cost $469,741)	19,638	$597,192

Total Investments — 100.1%
(Cost $469,741)		597,192
Liabilities in excess of Other Assets,
Net — (0.1)%		(630)
Net Assets — 100%		$596,562

ADR :	American Depositary Receipt

At June 30, 2025, the Fund had the following currency swaps outstanding:

	Settlement					Unrealized	Unrealized
Counterparty	Date*	Currency to Deliver		Currency to Receive		Appreciation	Depreciation
CIBC	07/01/25	USD	597,568	EUR	509,074	$7	$—
CIBC	07/01/25	EUR	509,074	USD	596,561	—	(1,014)
CIBC	07/02/25	EUR	503,541	USD	591,104	24	—
Total Unrealized Appreciation/(Depreciation)						$31	$(1,014)

*	The currency hedge contracts have an automatic extension on the maturity date, however the currency hedge contracts are marked to market and settled daily and the date reflected herein is the next settlement date.

Currency Abbreviations

USD	U.S. Dollar
EUR	Euro

See Notes to Financial Statements.	12

Toyota Motor Corporation ADRhedged™

Schedule of Investments

June 30, 2025 (Unaudited)

	Shares	Value
Common Stocks — 97.9%
Consumer Discretionary — 97.9%
Toyota Motor Corp., ADR
(Cost $480,113)	2,624	$452,010

Short-Term Investment — 2.4%
Money Market Funds — 2.4%
Dreyfus Treasury Securities Cash Management Institutional Shares, 4.11%(a)
(Cost $10,966)	10,966	10,966

Total Investments — 100.3%
(Cost $491,079)		462,976
Liabilities in excess of Other Assets,
Net — (0.3)%		(1,286)
Net Assets — 100%		$461,690

(a)	Reflects the 7-day yield at June 30, 2025.

ADR :	American Depositary Receipt

At June 30, 2025, the Fund had the following currency swaps outstanding:

	Settlement					Unrealized	Unrealized
Counterparty	Date*	Currency to Deliver		Currency to Receive		Appreciation	Depreciation
CIBC	07/01/25	JPY	66,603,890	USD	461,142	$40	$—
CIBC	07/01/25	USD	449,043	JPY	64,863,008	7	—
CIBC	07/02/25	JPY	64,863,008	USD	447,733	—	(1,317)
Total Unrealized Appreciation/(Depreciation)						$47	$(1,317)

*	The currency hedge contracts have an automatic extension on the maturity date, however the currency hedge contracts are marked to market and settled daily and the date reflected herein is the next settlement date.

Currency Abbreviations

USD	U.S. Dollar
JPY	Japanese Yen

See Notes to Financial Statements.	13

Precidian ETFs Trust
Statements of Assets and Liabilities
June 30, 2025 (Unaudited)
	Arm Holdings PLC ADRhedged™	ASML Holding NV ADRhedged™	AstraZeneca PLC ADRhedged™
Assets
Investments, at fair value	$681,281	$537,860	$2,460,925
Unrealized appreciation on currency swaps	561	29	2,073
Receivables:
Dividends	7	9	25
Total assets	681,849	537,898	2,463,023

Liabilities
Unrealized depreciation on currency swaps	18	915	63
Payables:
Investment advisory fees	85	73	346
Accrued expenses and other liabilities	10	9	40
Total liabilities	113	997	449
Net Assets	$681,736	$536,901	$2,462,574

Net Assets Consists of
Paid-in capital	$500,050	$500,050	$2,770,597
Distributable earnings (loss)	181,686	36,851	(308,023)
Net Assets	$681,736	$536,901	$2,462,574
Number of Common Shares outstanding	10,001	10,001	60,001
Net Asset Value	$68.17	$53.68	$41.04
Investments, at cost	$472,136	$466,198	$2,580,389

See Notes to Financial Statements.	14

Precidian ETFs Trust
Statements of Assets and Liabilities (Continued)
June 30, 2025 (Unaudited)
	BP P.L.C. ADRhedged™	GSK plc ADRhedged™	HSBC Holdings plc ADRhedged™
Assets
Investments, at fair value	$453,094	$525,504	$3,907,838
Unrealized appreciation on currency swaps	385	443	2,177
Receivables:
Dividends	–	5,855	15
Capital shares	–	–	1,061
Total assets	453,479	531,802	3,911,091

Liabilities
Due to custodian	–	5,393	–
Unrealized depreciation on currency swaps	12	13	99
Payables:
Investment advisory fees	65	77	361
Accrued expenses and other liabilities	7	9	43
Total liabilities	84	5,492	503
Net Assets	$453,395	$526,310	$3,910,588

Net Assets Consists of
Paid-in capital	$774,601	$586,657	$3,727,773
Distributable earnings (loss)	(321,206)	(60,347)	182,815
Net Assets	$453,395	$526,310	$3,910,588
Number of Common Shares outstanding	10,001	10,001	60,001
Net Asset Value	$45.33	$52.63	$65.18
Investments, at cost	$522,064	$500,187	$3,831,424

See Notes to Financial Statements.	15

Precidian ETFs Trust
Statements of Assets and Liabilities (Continued)
June 30, 2025 (Unaudited)
	Novo Nordisk A/S (B Shares) ADRhedged™	SAP SE ADRhedged™	Shell plc ADRhedged™
Assets
Investments, at fair value	$735,615	$1,102,058	$3,966,544
Unrealized appreciation on currency swaps	38	59	2,520
Receivables:
Foreign tax reclaim	1,533	1,097	–
Dividends	6	22	7
Capital shares	–	–	845
Total assets	737,192	1,103,236	3,969,916

Liabilities
Due to custodian	2,405	839	–
Unrealized depreciation on currency swaps	1,219	1,837	102
Payables:
Investment advisory fees	111	154	397
Accrued expenses and other liabilities	13	18	46
Total liabilities	3,748	2,848	545
Net Assets	$733,444	$1,100,388	$3,969,371

Net Assets Consists of
Paid-in capital	$994,162	$1,081,773	$4,132,267
Distributable earnings (loss)	(260,718)	18,615	(162,896)
Net Assets	$733,444	$1,100,388	$3,969,371
Number of Common Shares outstanding	20,001	20,001	80,001
Net Asset Value	$36.67	$55.02	$49.62
Investments, at cost	$791,266	$966,224	$3,867,083

See Notes to Financial Statements.	16

Precidian ETFs Trust
Statements of Assets and Liabilities (Continued)
June 30, 2025 (Unaudited)
	STMicroelectronics NV ADRhedged™	Toyota Motor Corporation ADRhedged™
Assets
Investments, at fair value	$597,192	$462,977
Unrealized appreciation on currency swaps	31	47
Receivables:
Dividends	1,524	60
Total assets	598,747	463,084

Liabilities
Due to custodian	1,081	–
Unrealized depreciation on currency swaps	1,014	1,317
Payables:
Investment advisory fees	80	68
Accrued expenses and other liabilities	10	9
Total liabilities	2,185	1,394
Net Assets	$596,562	$461,690

Net Assets Consists of
Paid-in capital	$500,050	$500,050
Distributable earnings (loss)	96,512	(38,360)
Net Assets	$596,562	$461,690
Number of Common Shares outstanding	10,001	10,001
Net Asset Value	$59.65	$46.16
Investments, at cost	$469,741	$491,080

See Notes to Financial Statements.	17

Precidian ETFs Trust
Statements of Operations
For the Period Ended June 30, 2025 (Unaudited)
	Arm Holdings PLC ADRhedged™(1)	ASML Holding NV ADRhedged™(1)	AstraZeneca PLC ADRhedged™
Investment Income
Dividend income*	$59	$1,313	$32,300
Total income	59	1,313	32,300

Expenses
Investment advisory fees	270	253	2,029
Miscellaneous fees	32	29	239
Total expenses	302	282	2,268
Net investment income (loss)	(243)	1,031	30,032

Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	3,310	570	(18,054)
In-kind redemptions	–	–	80,599
Currency swaps	(31,069)	(35,527)	(238,414)
Net realized loss	(27,759)	(34,957)	(175,869)
Net change in net unrealized appreciation (depreciation) on:
Investments	209,145	71,663	(61,150)
Currency swaps	543	(886)	3,806
Net change in net unrealized appreciation (depreciation)	209,688	70,777	(57,344)
Net realized and unrealized gain (loss)	181,929	35,820	(233,213)
Net Increase (Decrease) in Net Assets Resulting from Operations	$181,686	$36,851	$(203,181)

* Withholding tax	$–	$214	$–

(1)	For the period March 13, 2025 (commencement of operations) through June 30, 2025.

See Notes to Financial Statements.	18

Precidian ETFs Trust
Statements of Operations (Continued)
For the Period Ended June 30, 2025 (Unaudited)
	BP P.L.C. ADRhedged™(1)	GSK plc ADRhedged™(1)	HSBC Holdings plc ADRhedged™
Investment Income
Dividend income	$29,914	$23,247	$158,775
Total income	29,914	23,247	158,775

Expenses
Investment advisory fees	681	736	2,720
Miscellaneous fees	80	87	320
Total expenses	761	823	3,040
Net investment income	29,153	22,424	155,735

Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	(5,083)	1,751	(863)
In-kind redemptions	(190,900)	(16,644)	185,971
Currency swaps	(85,779)	(93,625)	(329,138)
Net realized loss	(281,762)	(108,518)	(144,030)
Net change in net unrealized appreciation (depreciation) on:
Investments	(68,970)	25,317	7,901
Currency swaps	373	430	3,845
Net change in net unrealized appreciation (depreciation)	(68,597)	25,747	11,746
Net realized and unrealized gain (loss)	(350,359)	(82,771)	(132,284)
Net Increase (Decrease) in Net Assets Resulting from Operations	$(321,206)	$(60,347)	$23,451

(1)	For the period January 6, 2025 (commencement of operations) through June 30, 2025.

See Notes to Financial Statements.	19

Precidian ETFs Trust
Statements of Operations (Continued)
For the Period Ended June 30, 2025 (Unaudited)
	Novo Nordisk A/S (B Shares) ADRhedged™(1)	SAP SE ADRhedged™(1)	Shell plc ADRhedged™
Investment Income
Dividend income*	$10,979	$8,238	$41,979
Total income	10,979	8,238	41,979

Expenses
Investment advisory fees	597	768	1,898
Miscellaneous fees	70	90	223
Total expenses	667	858	2,121
Net investment income	10,312	7,380	39,858

Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	(11,004)	(6,578)	(5,286)
In-kind redemptions	(108,356)	–	(120,048)
Currency swaps	(94,838)	(116,243)	(224,401)
Net realized loss	(214,198)	(122,821)	(349,735)
Net change in net unrealized appreciation (depreciation) on:
Investments	(55,651)	135,834	228,390
Currency swaps	(1,181)	(1,778)	3,893
Net change in net unrealized appreciation (depreciation)	(56,832)	134,056	232,283
Net realized and unrealized gain (loss)	(271,030)	11,235	(117,452)
Net Increase (Decrease) in Net Assets Resulting from Operations	$(260,718)	$18,615	$(77,594)

* Withholding tax	$1,916	$1,446	$–

(1)	For the period January 6, 2025 (commencement of operations) through June 30, 2025.

See Notes to Financial Statements.	20

Precidian ETFs Trust
Statements of Operations (Continued)
For the Period Ended June 30, 2025 (Unaudited)
	STMicroelectronics NV ADRhedged™(1)	Toyota Motor Corporation ADRhedged™(1)
Investment Income
Dividend income*	$3,178	$8,317
Total income	3,178	8,317

Expenses
Investment advisory fees	254	250
Miscellaneous fees	30	30
Total expenses	284	280
Net investment income	2,894	8,037

Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	1,745	(122)
Currency swaps	(34,595)	(3,444)
Net realized loss	(32,850)	(3,566)
Net change in net unrealized appreciation (depreciation) on:
Investments	127,451	(28,103)
Currency swaps	(983)	(1,270)
Net change in net unrealized appreciation (depreciation)	126,468	(29,373)
Net realized and unrealized gain (loss)	93,618	(32,939)
Net Increase (Decrease) in Net Assets Resulting from Operations	$96,512	$(24,902)

* Withholding tax	$536	$912

(1)	For the period March 13, 2025 (commencement of operations) through June 30, 2025.

See Notes to Financial Statements.	21

Precidian ETFs Trust
Statements of Changes in Net Assets

	Arm Holdings PLC ADRhedged™	ASML Holding NV ADRhedged™	AstraZeneca PLC ADRhedged™
	For the Period March 13, 2025(1) to June 30, 2025 (unaudited)	For the Period March 13, 2025(1) to June 30, 2025 (unaudited)	For the Six Months Ended June 30, 2025 (unaudited)	For the Period October 4, 2024(1) to December 31, 2024
Increase (Decrease) in Net Assets from Operations
Net investment income (loss)	$(243)	$1,031	$30,032	$395
Net realized gain (loss)	(27,759)	(34,957)	(175,869)	63,436
Net change in net unrealized appreciation (depreciation)	209,688	70,777	(57,344)	(60,110)
Net increase (decrease) in net assets resulting from operations	181,686	36,851	(203,181)	3,721

Distributions	–	–	–	(108,563)

Fund Shares Transactions
Proceeds from shares sold	500,050	500,050	3,128,705	1,776,986
Value of shares redeemed	–	–	(2,135,094)	–
Net increase from capital share transactions	500,050	500,050	993,611	1,776,986
Total increase in net assets	681,736	536,901	790,430	1,672,144

Net Assets
Beginning of period	–	–	1,672,144	–
End of period	$681,736	$536,901	$2,462,574	$1,672,144

Changes in Shares Outstanding
Common Shares outstanding, beginning of period	–	–	40,001	–
Shares sold	10,001	10,001	70,000	40,001
Shares redeemed	–	–	(50,000)	–
Common Shares outstanding, end of period	10,001	10,001	60,001	40,001

(1)	Commencement of operations.

See Notes to Financial Statements.	22

Precidian ETFs Trust
Statements of Changes in Net Assets (Continued)

	BP P.L.C. ADRhedged™	GSK plc ADRhedged™	HSBC Holdings plc ADRhedged™
	For the Period January 6, 2025(1) to June 30, 2025 (unaudited)	For the Period January 6, 2025(1) to June 30, 2025 (unaudited)	For the Six Months Ended June 30, 2025 (unaudited)	For the Period October 4, 2024(1) to December 31, 2024
Increase (Decrease) in Net Assets from Operations
Net investment income	$29,153	$22,424	$155,735	$21,339
Net realized gain (loss)	(281,762)	(108,518)	(144,030)	94,342
Net change in net unrealized appreciation (depreciation)	(68,597)	25,747	11,746	66,746
Net increase (decrease) in net assets resulting from operations	(321,206)	(60,347)	23,451	182,427

Distributions	–	–	–	(23,063)

Fund Shares Transactions
Proceeds from shares sold	1,608,291	1,573,320	6,401,255	2,060,561
Value of shares redeemed	(833,690)	(986,663)	(4,196,603)	(537,440)
Net increase from capital share transactions	774,601	586,657	2,204,652	1,523,121
Total increase in net assets	453,395	526,310	2,228,103	1,682,485

Net Assets
Beginning of period	–	–	1,682,485	–
End of period	$453,395	$526,310	$3,910,588	$1,682,485

Changes in Shares Outstanding
Common Shares outstanding, beginning of period	–	–	30,001	–
Shares sold	30,001	30,001	100,000	40,001
Shares redeemed	(20,000)	(20,000)	(70,000)	(10,000)
Common Shares outstanding, end of period	10,001	10,001	60,001	30,001

(1)	Commencement of operations.

See Notes to Financial Statements.	23

Precidian ETFs Trust
Statements of Changes in Net Assets (Continued)

	Novo Nordisk A/S (B Shares) ADRhedged™	SAP SE ADRhedged™	Shell plc ADRhedged™
	For the Period January 6, 2025(1) to June 30, 2025 (unaudited)	For the Period January 6, 2025(1) to June 30, 2025 (unaudited)	For the Six Months Ended June 30, 2025 (unaudited)	For the Period October 4, 2024(1) to December 31, 2024
Increase (Decrease) in Net Assets from Operations
Net investment income	$10,312	$7,380	$39,858	$14,879
Net realized gain (loss)	(214,198)	(122,821)	(349,735)	56,469
Net change in net unrealized appreciation (depreciation)	(56,832)	134,056	232,283	(130,404)
Net increase (decrease) in net assets resulting from operations	(260,718)	18,615	(77,594)	(59,056)

Distributions	–	–	–	(26,246)

Fund Shares Transactions
Proceeds from shares sold	1,696,200	1,081,773	4,966,066	1,509,277
Value of shares redeemed	(702,038)	–	(2,343,076)	–
Net increase from capital share transactions	994,162	1,081,773	2,622,990	1,509,277
Total increase in net assets	733,444	1,100,388	2,545,396	1,423,975

Net Assets
Beginning of period	–	–	1,423,975	–
End of period	$733,444	$1,100,388	$3,969,371	$1,423,975

Changes in Shares Outstanding
Common Shares outstanding, beginning of period	–	–	30,001	–
Shares sold	40,001	20,001	100,000	30,001
Shares redeemed	(20,000)	–	(50,000)	–
Common Shares outstanding, end of period	20,001	20,001	80,001	30,001

(1)	Commencement of operations.

See Notes to Financial Statements.	24

Precidian ETFs Trust
Statements of Changes in Net Assets (Continued)

	STMicroelectronics NV ADRhedged™	Toyota Motor Corporation ADRhedged™
	For the Period March 13, 2025(1) to June 30, 2025 (unaudited)	For the Period March 13, 2025(1) to June 30, 2025 (unaudited)
Increase (Decrease) in Net Assets from Operations
Net investment income	$2,894	$8,037
Net realized loss	(32,850)	(3,566)
Net change in net unrealized appreciation (depreciation)	126,468	(29,373)
Net increase (decrease) in net assets resulting from operations	96,512	(24,902)

Distributions	–	(13,458)

Fund Shares Transactions
Proceeds from shares sold	500,050	500,050
Value of shares redeemed	–	–
Net increase from capital share transactions	500,050	500,050
Total increase in net assets	596,562	461,690

Net Assets
Beginning of period	–	–
End of period	$596,562	$461,690

Changes in Shares Outstanding
Common Shares outstanding, beginning of period	–	–
Shares sold	10,001	10,001
Shares redeemed	–	–
Common Shares outstanding, end of period	10,001	10,001

(1)	Commencement of operations.

See Notes to Financial Statements.	25

Precidian ETFs Trust

Financial Highlights

Arm Holdings PLC ADRhedged™ Selected Per Share Data	Period Ended June 30, 2025(a) (unaudited)
Net Asset Value, beginning of period	$50.00
Income (loss) from investment operations:
Net investment loss(b)	(0.02)
Net realized and unrealized gain (loss)	18.19
Total from investment operations	18.17

Net Asset Value, end of period	$68.17
Market price, end of period	$68.14

Total Return based on Net Asset Value (%)	36.33	(c)
Total Return based on Market Price (%)	36.28	(c)
Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	$0.7
Ratio of expenses (%)	0.19	(d)
Ratio of net investment income (loss) (%)	(0.15	)(d)
Portfolio turnover rate (%)(e)	0	(c)

(a)	For the period March 13, 2025 (commencement of operations) through June 30, 2025.
(b)	Per share numbers have been calculated using the average shares outstanding method.
(c)	Not annualized.
(d)	Annualized.
(e)	Excludes the impact of in-kind transactions related to the processing of capital share transactions in Creation Units.

See Notes to Financial Statements.	26

Precidian ETFs Trust

Financial Highlights (Continued)

ASML Holding NV ADRhedged™ Selected Per Share Data	Period Ended June 30, 2025(a) (unaudited)
Net Asset Value, beginning of period	$50.00
Income (loss) from investment operations:
Net investment income(b)	0.10
Net realized and unrealized gain (loss)	3.58
Total from investment operations	3.68

Net Asset Value, end of period	$53.68
Market price, end of period	$53.53

Total Return based on Net Asset Value (%)	7.37	(c)
Total Return based on Market Price (%)	7.06	(c)
Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	$0.5
Ratio of expenses (%)	0.19	(d)
Ratio of net investment income (loss) (%)	0.69	(d)
Portfolio turnover rate (%)(e)	0	(c)

(a)	For the period March 13, 2025 (commencement of operations) through June 30, 2025.
(b)	Per share numbers have been calculated using the average shares outstanding method.
(c)	Not annualized.
(d)	Annualized.
(e)	Excludes the impact of in-kind transactions related to the processing of capital share transactions in Creation Units.

See Notes to Financial Statements.	27

Precidian ETFs Trust

Financial Highlights (Continued)

AstraZeneca PLC ADRhedged™ Selected Per Share Data	For the Six Months Ended June 30, 2025 (unaudited)		Period Ended December 31, 2024(a)
Net Asset Value, beginning of period	$41.80		$50.00
Income (loss) from investment operations:
Net investment income(b)	0.55		0.01
Net realized and unrealized gain (loss)	(1.31)		(5.50)
Total from investment operations	(0.76)		(5.49)

Less distributions from:
Net investment income	–		(2.71)
Total distributions	–		(2.71)
Net Asset Value, end of period	$41.04		$41.80
Market price, end of period	$40.99		$42.06

Total Return based on Net Asset Value (%)	(1.82	)(c)	(10.96	)(c)
Total Return based on Market Price (%)	(2.53	)(c)	(10.41	)(c)
Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	$2.5		$2
Ratio of expenses (%)	0.19	(d)	0.19	(d)
Ratio of net investment income (loss) (%)	2.52	(d)	0.13	(d)
Portfolio turnover rate (%)(e)	0	(c)	0	(c)

(a)	For the period October 4, 2024 (commencement of operations) through December 31, 2024.
(b)	Per share numbers have been calculated using the average shares outstanding method.
(c)	Not annualized.
(d)	Annualized.
(e)	Excludes the impact of in-kind transactions related to the processing of capital share transactions in Creation Units.

See Notes to Financial Statements.	28

Precidian ETFs Trust

Financial Highlights (Continued)

BP P.L.C. ADRhedged™ Selected Per Share Data	Period Ended June 30, 2025(a) (unaudited)
Net Asset Value, beginning of period	$50.00
Income (loss) from investment operations:
Net investment income(b)	1.74
Net realized and unrealized gain (loss)	(6.41)
Total from investment operations	(4.67)

Net Asset Value, end of period	$45.33
Market price, end of period	$45.33

Total Return based on Net Asset Value (%)	(9.32	)(c)
Total Return based on Market Price (%)	(9.32	)(c)
Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	$0.5
Ratio of expenses (%)	0.19	(d)
Ratio of net investment income (loss) (%)	7.28	(d)
Portfolio turnover rate (%)(e)	0	(c)

(a)	For the period January 6, 2025 (commencement of operations) through June 30, 2025.
(b)	Per share numbers have been calculated using the average shares outstanding method.
(c)	Not annualized.
(d)	Annualized.
(e)	Excludes the impact of in-kind transactions related to the processing of capital share transactions in Creation Units.

See Notes to Financial Statements.	29

Precidian ETFs Trust

Financial Highlights (Continued)

GSK plc ADRhedged™ Selected Per Share Data	Period Ended June 30, 2025(a) (unaudited)
Net Asset Value, beginning of period	$50.00
Income (loss) from investment operations:
Net investment income(b)	1.34
Net realized and unrealized gain (loss)	1.29	(c)
Total from investment operations	2.63

Net Asset Value, end of period	$52.63
Market price, end of period	$52.56

Total Return based on Net Asset Value (%)	5.26	(d)
Total Return based on Market Price (%)	5.12	(d)
Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	$0.5
Ratio of expenses (%)	0.19	(e)
Ratio of net investment income (loss) (%)	5.18	(e)
Portfolio turnover rate (%)(f)	0	(d)

(a)	For the period January 6, 2025 (commencement of operations) through June 30, 2025.
(b)	Per share numbers have been calculated using the average shares outstanding method.
(c)	Because of the timing of subscriptions and redemptions in relation to fluctuating markets at value, the amount shown may not agree with the change in aggregate gains and losses.
(d)	Not annualized.
(e)	Annualized.
(f)	Excludes the impact of in-kind transactions related to the processing of capital share transactions in Creation Units.

See Notes to Financial Statements.	30

Precidian ETFs Trust

Financial Highlights (Continued)

HSBC Holdings plc ADRhedged™ Selected Per Share Data	For the Six Months Ended June 30, 2025 (unaudited)		Period Ended December 31, 2024(a)
Net Asset Value, beginning of period	$56.08		$50.00
Income (loss) from investment operations:
Net investment income(b)	2.97		0.78
Net realized and unrealized gain (loss)	6.13	(c)	5.88
Total from investment operations	9.10		6.66

Less distributions from:
Net investment income	–		(0.58)
Total distributions	–		(0.58)
Net Asset Value, end of period	$65.18		$56.08
Market price, end of period	$65.08		$56.36

Total Return based on Net Asset Value (%)	16.22	(d)	13.35	(d)
Total Return based on Market Price (%)	15.47	(d)	13.91	(d)
Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	$3.9		$2
Ratio of expenses (%)	0.19	(e)	0.19	(e)
Ratio of net investment income (loss) (%)	9.74	(e)	6.33	(e)
Portfolio turnover rate (%)(f)	0	(d)	0	(d)

(a)	For the period October 4, 2024 (commencement of operations) through December 31, 2024.
(b)	Per share numbers have been calculated using the average shares outstanding method.
(c)	Because of the timing of subscriptions and redemptions in relation to fluctuating markets at value, the amount shown may not agree with the change in aggregate gains and losses.
(d)	Not annualized.
(e)	Annualized.
(f)	Excludes the impact of in-kind transactions related to the processing of capital share transactions in Creation Units.

See Notes to Financial Statements.	31

Precidian ETFs Trust

Financial Highlights (Continued)

Novo Nordisk A/S (B Shares) ADRhedged™ Selected Per Share Data	Period Ended June 30, 2025(a) (unaudited)
Net Asset Value, beginning of period	$50.00
Income (loss) from investment operations:
Net investment income(b)	0.58
Net realized and unrealized gain (loss)	(13.91)
Total from investment operations	(13.33)

Net Asset Value, end of period	$36.67
Market price, end of period	$36.55

Total Return based on Net Asset Value (%)	(26.66	)(c)
Total Return based on Market Price (%)	(26.90	)(c)
Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	$0.7
Ratio of expenses (%)	0.19	(d)
Ratio of net investment income (loss) (%)	2.94	(d)
Portfolio turnover rate (%)(e)	0	(c)

(a)	For the period January 6, 2025 (commencement of operations) through June 30, 2025.
(b)	Per share numbers have been calculated using the average shares outstanding method.
(c)	Not annualized.
(d)	Annualized.
(e)	Excludes the impact of in-kind transactions related to the processing of capital share transactions in Creation Units.

See Notes to Financial Statements.	32

Precidian ETFs Trust

Financial Highlights (Continued)

SAP SE ADRhedged™ Selected Per Share Data	Period Ended June 30, 2025(a) (unaudited)
Net Asset Value, beginning of period	$50.00
Income (loss) from investment operations:
Net investment income(b)	0.42
Net realized and unrealized gain (loss)	4.60
Total from investment operations	5.02

Net Asset Value, end of period	$55.02
Market price, end of period	$54.90

Total Return based on Net Asset Value (%)	10.03	(c)
Total Return based on Market Price (%)	9.80	(c)
Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	$1.1
Ratio of expenses (%)	0.19	(d)
Ratio of net investment income (loss) (%)	1.63	(d)
Portfolio turnover rate (%)(e)	0	(c)

(a)	For the period January 6, 2025 (commencement of operations) through June 30, 2025.
(b)	Per share numbers have been calculated using the average shares outstanding method.
(c)	Not annualized.
(d)	Annualized.
(e)	Excludes the impact of in-kind transactions related to the processing of capital share transactions in Creation Units.

See Notes to Financial Statements.	33

Precidian ETFs Trust

Financial Highlights (Continued)

Shell plc ADRhedged™ Selected Per Share Data	For the Six Months Ended June 30, 2025 (unaudited)		Period Ended December 31, 2024(a)
Net Asset Value, beginning of period	$47.46		$50.00
Income (loss) from investment operations:
Net investment income(b)	0.87		0.66
Net realized and unrealized gain (loss)	1.29	(c)	(2.33)
Total from investment operations	2.16		(1.67)

Less distributions from:
Net investment income	–		(0.87)
Total distributions	–		(0.87)
Net Asset Value, end of period	$49.62		$47.46
Market price, end of period	$49.49		$47.69

Total Return based on Net Asset Value (%)	4.54	(d)	(3.29	)(d)
Total Return based on Market Price (%)	3.77	(d)	(2.82	)(d)
Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	$4.0		$1
Ratio of expenses (%)	0.19	(e)	0.19	(e)
Ratio of net investment income (loss) (%)	3.57	(e)	5.82	(e)
Portfolio turnover rate (%)(f)	0	(d)	0	(d)

(a)	For the period October 4, 2024 (commencement of operations) through December 31, 2024.
(b)	Per share numbers have been calculated using the average shares outstanding method.
(c)	Because of the timing of subscriptions and redemptions in relation to fluctuating markets at value, the amount shown may not agree with the change in aggregate gains and losses.
(d)	Not annualized.
(e)	Annualized.
(f)	Excludes the impact of in-kind transactions related to the processing of capital share transactions in Creation Units.

See Notes to Financial Statements.	34

Precidian ETFs Trust

Financial Highlights (Continued)

STMicroelectronics NV ADRhedged™ Selected Per Share Data	Period Ended June 30, 2025(a) (unaudited)
Net Asset Value, beginning of period	$50.00
Income (loss) from investment operations:
Net investment income(b)	0.29
Net realized and unrealized gain (loss)	9.36
Total from investment operations	9.65

Net Asset Value, end of period	$59.65
Market price, end of period	$59.52

Total Return based on Net Asset Value (%)	19.30	(c)
Total Return based on Market Price (%)	19.04	(c)
Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	$0.6
Ratio of expenses (%)	0.19	(d)
Ratio of net investment income (loss) (%)	1.94	(d)
Portfolio turnover rate (%)(e)	0	(c)

(a)	For the period March 13, 2025 (commencement of operations) through June 30, 2025.
(b)	Per share numbers have been calculated using the average shares outstanding method.
(c)	Not annualized.
(d)	Annualized.
(e)	Excludes the impact of in-kind transactions related to the processing of capital share transactions in Creation Units.

See Notes to Financial Statements.	35

Precidian ETFs Trust

Financial Highlights (Continued)

Toyota Motor Corporation ADRhedged™ Selected Per Share Data	Period Ended June 30, 2025(a) (unaudited)
Net Asset Value, beginning of period	$50.00
Income (loss) from investment operations:
Net investment income(b)	0.80
Net realized and unrealized gain (loss)	(3.29)
Total from investment operations	(2.49)

Less distributions from:
Net investment income	(1.35)
Total distributions	(1.35)
Net Asset Value, end of period	$46.16
Market price, end of period	$46.01

Total Return based on Net Asset Value (%)	(5.02	)(c)
Total Return based on Market Price (%)	(5.33	)(c)
Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	$0.5
Ratio of expenses (%)	0.19	(d)
Ratio of net investment income (loss) (%)	5.41	(d)
Portfolio turnover rate (%)(e)	0	(c)

(a)	For the period March 13, 2025 (commencement of operations) through June 30, 2025.
(b)	Per share numbers have been calculated using the average shares outstanding method.
(c)	Not annualized.
(d)	Annualized.
(e)	Excludes the impact of in-kind transactions related to the processing of capital share transactions in Creation Units.

See Notes to Financial Statements.	36

Precidian ETFs Trust
Notes to Financial Statements
June 30, 2025 (Unaudited)

1. Organization

Precidian ETFs Trust (the “Trust”) was organized as a Delaware statutory trust on August 27, 2010 as NEXT ETFs Trust and is authorized to have multiple segregated series or portfolios. The name of the Trust was changed on May 16, 2011 to Precidian ETFs Trust. The Trust is an open-end, management investment company registered under the Investment Company Act of 1940, as amended (“1940 Act”). As of June 30, 2025, the Trust currently consists of 11 investment portfolios, (each a “Fund” and collectively, the “Funds”) in operations and trading. These financial statements report on the Funds list below:

Arm Holdings PLC ADRhedged™

ASML Holding NV ADRhedged™

AstraZeneca PLC ADRhedged™

BP P.L.C. ADRhedged™

GSK plc ADRhedged™

HSBC Holdings plc ADRhedged™

Novo Nordisk A/S (B Shares) ADRhedged™

SAP SE ADRhedged™

Shell plc ADRhedged™

STMicroelectronics NV ADRhedged™

Toyota Motor Corporation ADRhedged™

The investment objective of the Funds is to provide investment results that generally correspond, before fees and expenses, to the total return of the ordinary shares of the non-U.S. company, as designated in such Fund name (each, an “Underlying Issuer,” and together, the “Underlying Issuers”), in its local market as traded in its local currency (“Local Currency”). There can be no assurance that a Fund’s objective will be achieved.

The Funds are classified as a non-diversified investment company under the Investment Company Act of 1940 (the “1940 Act”). A “non-diversified” classification means that the Fund is not limited by the 1940 Act with regard to the percentage of its assets that may be invested in the securities of a single issuer.

The Funds offer shares that are listed and traded on the NYSE Arca Inc. (“NYSE Arca”)

2. Significant Accounting Policies

The Funds are investment companies that apply the accounting and reporting guidance issued in Topic 946, “Financial Services-Investment Companies”, by the Financial Accounting Standards Board (“FASB”). The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with generally accepted accounting principles (“GAAP”) in the United States of America.

(a) Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates and assumptions and such differences could be material.

(b) Investment Valuation

The Funds’ investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent readily available market quotations such as last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. If market quotations are not readily available, securities will be valued at their fair market value as determined in good faith under procedures approved by the Trust’s Board of Trustees (the “Board”). Although the Board is ultimately responsible for fair value determinations under Rule 2a-5 under the 1940 Act, the Board has delegated day-to-day responsibility for oversight of the valuation of the Funds’ assets to Precidian Funds LLC (the Manager) as the Valuation Designee pursuant to the Trust’s policies and procedures.

Equity securities are valued at the most recent sale price or official closing price reported on the exchange (U.S. or foreign) or over-the-counter market on which they trade. Securities or ETFs for which no sales are reported are valued at the calculated mean between the

Precidian ETFs Trust
Notes to Financial Statements (Continued)
June 30, 2025 (Unaudited)

most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation. Equity securities are generally categorized as Level 1 of the fair value hierarchy.

Money Market funds are valued at NAV and are categorized as Level 1.

Currency swap contracts will be valued using the prevailing exchange rate of the relevant non-U.S. currency at the time the NAV is calculated and are categorized as Level 2.

The Trust has adopted GAAP accounting principles related to fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical assets that the Funds have the ability to access.

Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuations as of June 30, 2025 for the Funds based upon three levels defined above:

Arm Holdings PLC ADRhedged™

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$680,764	$—	$—	$680,764
Short-Term Investment	517	—	—	517
Total Investments in Securities	681,281	—	—	681,281
Other Financial Instruments:
Currency Swaps	—	561	—	561
Total Investments in Securities and Other Financial Instruments	$681,281	$561	$—	$681,842
Liabilities
Other Financial Instruments:
Currency Swaps	$—	$(18)	$—	$(18)

TOTAL	$681,281	$543	$—	$681,824

ASML Holding NV ADRhedged™

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$537,733	$—	$—	$537,733
Short-Term Investment	127	—	—	127
Total Investments in Securities	537,860	—	—	537,860
Other Financial Instruments:
Currency Swaps	—	29	—	29
Total Investments in Securities and Other Financial Instruments	$537,860	$29	$—	$537,889
Liabilities
Other Financial Instruments:
Currency Swaps	$—	$(915)	$—	$(915)

TOTAL	$537,860	$(886)	$—	$536,974

Precidian ETFs Trust
Notes to Financial Statements (Continued)
June 30, 2025 (Unaudited)

AstraZeneca PLC ADRhedged™

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$2,460,614	$—	$—	$2,460,614
Short-Term Investment	311	—	—	311
Total Investments in Securities	2,460,925	—	—	2,460,925
Other Financial Instruments:
Currency Swaps	—	2,073	—	2,073
Total Investments in Securities and Other Financial Instruments	$2,460,925	$2,073	$—	$2,462,998
Liabilities
Other Financial Instruments:
Currency	$—	$(63)	$—	$(63)

TOTAL	$2,460,925	$2,010	$—	$2,462,935

BP P.L.C. ADRhedged™

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$452,691	$—	$—	$452,691
Short-Term Investment	403	—	—	403
Total Investments in Securities	453,094	—	—	453,094
Other Financial Instruments:
Currency Swaps	—	385	—	385
Total Investments in Securities and Other Financial Instruments	$453,094	$385	$—	$453,479
Liabilities
Other Financial Instruments:
Currency Swaps	$—	$(12)	$—	$(12)

TOTAL	$453,094	$373	$—	$453,467

GSK plc ADRhedged™

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$525,504	$—	$—	$525,504
Other Financial Instruments:
Currency Swaps	—	443	—	443
Total Investments in Securities and Other Financial Instruments	$525,504	$443	$—	$525,947
Liabilities
Other Financial Instruments:
Currency Swaps	$—	$(13)	$—	$(13)

TOTAL	$525,504	$430	$—	$525,934

Precidian ETFs Trust
Notes to Financial Statements (Continued)
June 30, 2025 (Unaudited)

HSBC Holdings plc ADRhedged™

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$3,907,581	$—	$—	$3,907,581
Short-Term Investment	257	—	—	257
Total Investments in Securities	3,907,838	—	—	3,907,838
Other Financial Instruments:
Currency Swaps	—	2,177	—	2,177
Total Investments in Securities and Other Financial Instruments	$3,907,838	$2,177	$—	$3,910,015
Liabilities
Other Financial Instruments:
Currency Swaps	$—	$(99)	$—	$(99)

TOTAL	$3,907,838	$2,078	$—	$3,909,916

Novo Nordisk A/S (B Shares) ADRhedged™

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$735,615	$—	$—	$735,615
Other Financial Instruments:
Currency Swaps	—	38	—	38
Total Investments in Securities and Other Financial Instruments	$735,615	$38	$—	$735,653
Liabilities
Other Financial Instruments:
Currency Swaps	$—	$(1,219)	$—	$(1,219)

TOTAL	$735,615	$(1,181)	$—	$734,434

SAP SE ADRhedged™

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$1,102,058	$—	$—	$1,102,058
Other Financial Instruments:
Currency Swaps	—	59	—	59
Total Investments in Securities and Other Financial Instruments	$1,102,058	$59	$—	$1,102,117
Liabilities
Other Financial Instruments:
Currency Swaps	$—	$(1,837)	$—	$(1,837)

TOTAL	$1,102,058	$(1,778)	$—	$1,100,280

Precidian ETFs Trust
Notes to Financial Statements (Continued)
June 30, 2025 (Unaudited)

Shell plc ADRhedged™

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$3,966,266	$—	$—	$3,966,266
Short-Term Investment	278	—	—	278
Total Investments in Securities	3,966,544	—	—	3,966,544
Other Financial Instruments:
Currency Swaps	—	2,520	—	2,520
Total Investments in Securities and Other Financial Instruments	$3,966,544	$2,520	$—	$3,969,064
Liabilities
Other Financial Instruments:
Currency Swaps	$—	$(102)	$—	$(102)

TOTAL	$3,966,544	$2,418	$—	$3,968,962

STMicroelectronics NV ADRhedged™

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$597,192	$—	$—	$597,192
Other Financial Instruments:
Currency Swaps	—	31	—	31
Total Investments in Securities and Other Financial Instruments	$597,192	$31	$—	$597,223
Liabilities
Other Financial Instruments:
Currency Swaps	$—	$(1,014)	$—	$(1,014)

TOTAL	$597,192	$(983)	$—	$596,209

Toyota Motor Corporation ADRhedged™

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$452,010	$—	$—	$452,010
Short-Term Investment	10,966	—	—	10,966
Total Investments in Securities	462,976	—	—	462,976
Other Financial Instruments:
Currency Swaps	—	47	—	47
Total Investments in Securities and Other Financial Instruments	$462,976	$47	$—	$463,023
Liabilities
Other Financial Instruments:
Currency Swaps	$—	$(1,317)	$—	$(1,317)

TOTAL	$462,976	$(1,270)	$—	$461,706

(c) Fund Shares

The Funds issue and redeem their shares on a continuous basis, at NAV, only in blocks of 10,000 shares or whole multiples thereof (“Creation Units”) to certain institutional investors (referred to as Authorized Participants) who have entered into agreements with the Funds’ distributor. The Creation Units are issued and redeemed principally in-kind for portfolio securities (including any portion of such securities for which cash may be substituted) together with an amount of cash. Retail investors may purchase or sell shares only in the secondary market. Shares of the Funds trade at market price rather than NAV. As such, shares may trade at a price greater than NAV (premium) or less than NAV (discount).

Precidian ETFs Trust
Notes to Financial Statements (Continued)
June 30, 2025 (Unaudited)

The NAV per share of the Funds is determined as of the close of regular trading on the NYSE Arca, generally at 4:00 p.m. Eastern time. Any assets or liabilities denominated in currencies other than the U.S. dollar are typically translated into U.S. dollars at the close of regular trading on the NYSE, generally at 4:00 p.m. Eastern time, at then current exchange rates or at such other rates as deemed appropriate.

(d) Investment Transactions and Related Income

For financial reporting purposes, investment transactions are reported on the trade date. However, for daily NAV determination, portfolio securities transactions are reflected no later than in the first calculation on the first business day following trade date. Dividend income is recorded on the ex-dividend date. Interest income is recognized on an accrual basis and includes, where applicable, the amortization of premium or accretion of discount based on effective yield. Gains or losses realized on sales of securities are determined using the specific identification method by comparing the identified cost of the security lot sold with the net sales proceeds. Dividend income on the Statement of Operations is shown net of any foreign taxes withheld on income from foreign securities, if any, which are provided for in accordance with each Fund’s understanding of the applicable tax rules and regulations.

(e) Foreign Currency Translation and Transactions

The accounting records of the Funds are maintained in U.S. dollars. Financial instruments and other assets and liabilities of the Funds denominated in a foreign currency, if any, are translated into U.S. dollars at current exchange rates. Purchases and sales of financial instruments, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the date of the transaction. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates from those resulting from changes in values to financial instruments. Such fluctuations are included with the net realized and unrealized gains or losses from investments. Realized foreign exchange gains or losses arise from transactions in financial instruments and foreign currencies, currency exchange fluctuations between the trade and settlement date of such transactions, and the difference between the amount of assets and liabilities recorded and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, including financial instruments, resulting from changes in currency exchange rates. The Funds may be subject to foreign taxes related to foreign income received, capital gains on the sale of securities and certain foreign currency transactions (a portion of which may be reclaimable). All foreign taxes are recorded in accordance with the applicable regulations and rates that exist in the foreign jurisdictions in which the Funds invests.

(f) Federal Income Tax

Each Fund intends to continue to qualify as a “grantor trust” for U.S. federal income tax purposes. As a “grantor trust” for U.S. federal income tax purposes, the Funds will not pay U.S. federal income tax. Instead, the income and expenses of a Fund will be allocated on a pro rata basis to shareholders, and each Fund will report its income, gains, losses and deductions to the IRS and shareholders on that basis.

The grantor trust structure of the Funds is intended to be treated as a widely held fixed investment trust (“WHFIT”) and should be subject to what is commonly referred to as the WHFIT Treasury Regulations. A WHFIT must satisfy certain detailed reporting requirements.

Management evaluates tax positions taken or expected to be taken in the course of its tax treatment, and its tax reporting to its shareholders, of these positions to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions not deemed to meet that threshold would be recorded as an expense in the current year. The Funds are required to analyze all open tax years. Open tax years are those years that are open for examination by the relevant income taxing authority. As of June 30, 2025, the Funds’ 2024 tax returns are subject to audit by federal, state and local tax authorities.

Management of the Funds has evaluated whether or not there are uncertain tax positions that require financial statement recognition and has determined that no reserves for uncertain tax positions are required as of June 30, 2025.

(g) Distributions to Shareholders

The Funds typically earn income from ADR dividends, payments on the currency swap contracts, and from the money market investments, as well as proceeds from the sale of portfolio securities. All such income and proceeds will be deposited into the account used to settle the currency swap contracts (“Settlement Account”). Each shareholder will be allocated yearly its pro rata share of any income, gain, losses and deductions of the Funds as if the shareholder directly owned its pro rata share of the Funds’ assets. Such income generally will be taxable to a shareholder regardless of whether it receives any cash distributions from the Funds or cash distributions that differ in amount from such income. The Funds taxable income will generally consist of ordinary income, capital gains or some combination of both. To the extent a Fund has assets in its Settlement Account (Cash Component) in excess of 2% of the Funds’ total assets on any quarterly distribution determination date, such Funds will distribute such excess pro rata to its shareholders. Such quarterly distribution determination date shall be on the last day of each calendar quarter (subject to the next business day in the case of a holiday or weekend) with payment occurring, if a payment is due, the next business day. Regarding the sale of portfolio securities, portfolio securities may be sold in such amounts only to cover then existing Funds’ expenses and cash redemptions of shares, which such expenses shall be immediately paid after the sale of such portfolio securities.

Precidian ETFs Trust
Notes to Financial Statements (Continued)
June 30, 2025 (Unaudited)

(h) Indemnification

Under the Funds’ organizational documents, the officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. The Funds may enter into contracts that contain representations and that provide general indemnifications. The Funds’ maximum liability exposure under these arrangements is unknown, as future claims that have not yet occurred may be made against the Funds.

3. Derivative Financial Instruments

In the normal course of business, the Funds use derivative contracts. Derivative contracts are subject to additional risks that can result in a loss of all or part of an investment. A Fund’s derivative activities and exposure to derivative contracts are classified by the following primary underlying risks: interest rate, credit, foreign exchange, commodity price, and equity price. In addition to its primary underlying risks, the Funds are also subject to additional counterparty risk due to inability of its counterparties to meet the terms of their contracts.

FASB Accounting Standards Codification, Derivatives and Hedging (“ASC 815”) requires enhanced disclosures about a Fund’s use of, and accounting for, derivative instruments and the effect of derivative instruments on a Fund’s financial position and results of operations. Tabular disclosure regarding derivative fair value and gain/loss by contract type (e.g., interest rate contracts, foreign exchange contracts, credit contracts, etc.) is required and derivatives accounted for as hedging instruments under ASC 815 must be disclosed separately from those that do not qualify for hedge accounting. Even though a Fund may use derivatives in an attempt to achieve an economic hedge, a Fund’s derivatives are not accounted for as hedging instruments under ASC 815 because investment companies account for their derivatives at fair value and record any changes in fair value in current period earnings.

Currency Swaps Contracts

The Funds enter into currency swap transactions to hedge against fluctuations in the exchange rate between the U.S. dollar and the currency in which the securities of the Underlying Issuer is denominated. Such transactions are agreements between counterparties. A currency swap contract consists of an agreement between two parties to exchange cash flows on a notional amount of two or more currencies based on the relative value differential among them, such as exchanging a right to receive a payment in foreign currency for the right to receive U.S. dollars. Currency swap contracts may be entered into on a net basis or may involve the delivery of the entire principal value of one designated currency in exchange for the entire principal value of another designated currency. In such cases, the entire principal value of a currency swap is subject to the risk that the counterparty will default on its contractual delivery obligations.

The notional value of the currency swap contracts is adjusted daily based on the current fair value of the portfolio securities.

The currency swap contracts will be marked to market and settled daily based on the notional value of the currency swap contracts as of the settlement time on a particular day and the change in the value of the local currency in relation to the U.S. dollar from the settlement time on the prior business day to the settlement time on the current business day.

If as a result of a change in the value of the local currency relative to the U.S. dollar, the currency swap contracts increases in value, the counterparty will pay the Funds an amount in U.S. dollars equal to the increase in the value of the currency swap contracts. If the currency swap contracts decreases in value, the Funds will pay the counterparty an amount in U.S. dollars equal to the decrease in the value of the currency swap contracts. In order to obtain any necessary amount of cash, the Manager may sell portfolio securities. The Funds will maintain amounts not invested in ADRs in cash or cash equivalents, including money market funds.

Due to the unique nature of the Funds as a grantor trusts, certain aspects to the current hedging activities of the Funds’ operations cannot be changed without adversely affecting the Funds’ status as grantor trusts. As a result, certain service providers, such as a Fund’s trading counterparties, cannot be changed without affecting the Funds’ tax status. Specifically, the Funds’ counterparty for the currency swap contracts generally cannot be changed without affecting the Funds’ tax status. The Manager will monitor the currency swap contracts to ensure the economics are reflective of market conditions.

Canadian Imperial Bank of Commerce will serve as the counterparty with the Funds in connection with the currency swap contracts. In order to maintain the Funds’ status as grantor trusts, the Manager will not seek price quotes from other potential counterparties. As a result, the Funds may not always achieve the most favorable economics available in the market, although the Manager will monitor the currency swap contracts as described in the preceding paragraph.

The following table summarizes the value of the Funds’ derivative instruments held as of June 30, 2025 and the related location in the accompanying Statement of Assets and Liabilities presented by underlying risk exposure:

Precidian ETFs Trust
Notes to Financial Statements (Continued)
June 30, 2025 (Unaudited)

	Asset Derivatives		Liability Derivatives
Arm Holdings PLC ADRhedged™
Currency Swaps - Foreign exchange contracts	Unrealized appreciation on currency swaps	$561	Unrealized depreciation on currency swaps	$18
	Total	$561	Total	$18

	Asset Derivatives		Liability Derivatives
ASML Holding NV ADRhedged™
Currency Swaps - Foreign exchange contracts	Unrealized appreciation on currency swaps	$29	Unrealized depreciation on currency swaps	$915
	Total	$29	Total	$915

	Asset Derivatives		Liability Derivatives
AstraZeneca PLC ADRhedged™
Currency Swaps - Foreign exchange contracts	Unrealized appreciation on currency swaps	$2,073	Unrealized depreciation on currency swaps	$63
	Total	$2,073	Total	$63

	Asset Derivatives		Liability Derivatives
BP P.L.C. ADRhedged™
Currency Swaps - Foreign exchange contracts	Unrealized appreciation on currency swaps	$385	Unrealized depreciation on currency swaps	$12
	Total	$385	Total	$12

	Asset Derivatives		Liability Derivatives
GSK plc ADRhedged™
Currency Swaps - Foreign exchange contracts	Unrealized appreciation on currency swaps	$443	Unrealized depreciation on currency swaps	$13
	Total	$443	Total	$13

	Asset Derivatives		Liability Derivatives
HSBC Holdings plc ADRhedged™
Currency Swaps - Foreign exchange contracts	Unrealized appreciation on currency swaps	$2,177	Unrealized depreciation on currency swaps	$99
	Total	$2,177	Total	$99

	Asset Derivatives		Liability Derivatives
Novo Nordisk A/S (B Shares) ADRhedged™
Currency Swaps - Foreign exchange contracts	Unrealized appreciation on currency swaps	$38	Unrealized depreciation on currency swaps	$1,219
	Total	$38	Total	$1,219

	Asset Derivatives		Liability Derivatives
SAP SE ADRhedged™
Currency Swaps - Foreign exchange contracts	Unrealized appreciation on currency swaps	$59	Unrealized depreciation on currency swaps	$1,837
	Total	$59	Total	$1,837

Precidian ETFs Trust
Notes to Financial Statements (Continued)
June 30, 2025 (Unaudited)

	Asset Derivatives		Liability Derivatives
Shell plc ADRhedged™
Currency Swaps - Foreign exchange contracts	Unrealized appreciation on currency swaps	$2,520	Unrealized depreciation on currency swaps	$102
	Total	$2,520	Total	$102

	Asset Derivatives		Liability Derivatives
STMicroelectronics NV ADRhedged™
Currency Swaps - Foreign exchange contracts	Unrealized appreciation on currency swaps	$31	Unrealized depreciation on currency swaps	$1,014
	Total	$31	Total	$1,014

	Asset Derivatives		Liability Derivatives
Toyota Motor Corporation ADRhedged™
Currency Swaps - Foreign exchange contracts	Unrealized appreciation on currency swaps	$47	Unrealized depreciation on currency swaps	$1,317
	Total	$47	Total	$1,317

For the period ended June 30, 2025, realized gains/(losses) and the change in unrealized appreciation/(depreciation) on currency swaps contracts by risk type, as disclosed in the Statements of Operations, are as follows:

Net Realized Gain (Loss) from:	Currency Swaps — Foreign Exchange Contracts
Arm Holdings PLC ADRhedged™	$(31,069)
ASML Holding NV ADRhedged™	(35,527)
AstraZeneca PLC ADRhedged™	(238,414)
BP P.L.C. ADRhedged™	(85,779)
GSK plc ADRhedged™	(93,625)
HSBC Holdings plc ADRhedged™	(329,138)
Novo Nordisk A/S (B Shares) ADRhedged™	(94,838)
SAP SE ADRhedged™	(116,243)
Shell plc ADRhedged™	(224,401)
STMicroelectronics NV ADRhedged™	(34,595)
Toyota Motor Corporation ADRhedged™	(3,444)

Net Change in Unrealized Appreciation (Depreciation) on:	Currency Swaps — Foreign Exchange Contracts
Arm Holdings PLC ADRhedged™	$543
ASML Holding NV ADRhedged™	(886)
AstraZeneca PLC ADRhedged™	3,806
BP P.L.C. ADRhedged™	373
GSK plc ADRhedged™	430
HSBC Holdings plc ADRhedged™	3,845
Novo Nordisk A/S (B Shares) ADRhedged™	(1,181)
SAP SE ADRhedged™	(1,778)
Shell plc ADRhedged™	3,893
STMicroelectronics NV ADRhedged™	(983)
Toyota Motor Corporation ADRhedged™	(1,270)

Precidian ETFs Trust
Notes to Financial Statements (Continued)
June 30, 2025 (Unaudited)

The notional value of the currency swap contracts are adjusted daily based on the current fair value of the portfolio securities of the Funds. For the period ended June 30, 2025, the average of outstanding derivative financial instruments based on the the ending monthly contract values were as follows:

Currency Swaps (Contract Value)
Arm Holdings PLC ADRhedged™	$709
ASML Holding NV ADRhedged™	171
AstraZeneca PLC ADRhedged™	4,504
BP P.L.C. ADRhedged™	1,922
GSK plc ADRhedged™	2,018
HSBC Holdings plc ADRhedged™	6,074
Novo Nordisk A/S (B Shares) ADRhedged™	596
SAP SE ADRhedged™	820
Shell plc ADRhedged™	3,923
STMicroelectronics NV ADRhedged™	135
Toyota Motor Corporation ADRhedged™	(713)

The Funds enter into International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) or similar master agreements (collectively, “Master Agreements”) with its OTC derivative contract counterparties in order to, among other things, reduce its credit risk to counterparties. ISDA Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under an ISDA Master Agreement, the Funds typically may offset with the counterparty certain derivative financial instrument’s payables and/or receivables with collateral held and/or posted and create one single net payment (close-out netting) in the event of default or termination.

The following table presents the Funds’ derivative assets and liabilities by counterparty net of amounts available for offset under a master netting agreement or similar arrangement (collectively referred to as “MNA”) and net of the related collateral received/pledged by the Funds as of June 30, 2025:

Fund	Gross Amounts of Assets Presented in the Statement of Assets and Liabilities ($)	Financial Instruments and Derivatives Available for Offset ($)	Collateral Received ($)(a)	Net Amount of Derivative Assets ($)	Gross Amounts of Liabilities Presented in the Statements of Assets and Liabilities ($)	Financial Instruments and Derivatives Available for Offset ($)	Collateral Pledged ($)(a)	Net Amount of Derivatives Liabilities ($)
Arm Holdings PLC ADRhedged™
CIBC	561	(18)	—	543	18	(18)	—	—

Fund	Gross Amounts of Assets Presented in the Statement of Assets and Liabilities ($)	Financial Instruments and Derivatives Available for Offset ($)	Collateral Received ($)(a)	Net Amount of Derivative Assets ($)	Gross Amounts of Liabilities Presented in the Statements of Assets and Liabilities ($)	Financial Instruments and Derivatives Available for Offset ($)	Collateral Pledged ($)(a)	Net Amount of Derivatives Liabilities ($)
ASML Holding NV ADRhedged™
CIBC	29	(29)	—	—	915	(29)	—	886

Precidian ETFs Trust
Notes to Financial Statements (Continued)
June 30, 2025 (Unaudited)

Fund	Gross Amounts of Assets Presented in the Statement of Assets and Liabilities ($)	Financial Instruments and Derivatives Available for Offset ($)	Collateral Received ($)(a)	Net Amount of Derivative Assets ($)	Gross Amounts of Liabilities Presented in the Statements of Assets and Liabilities ($)	Financial Instruments and Derivatives Available for Offset ($)	Collateral Pledged ($)(a)	Net Amount of Derivatives Liabilities ($)
AstraZeneca PLC ADRhedged™
CIBC	2,073	(63)	—	2,010	63	(63)	—	—

Fund	Gross Amounts of Assets Presented in the Statement of Assets and Liabilities ($)	Financial Instruments and Derivatives Available for Offset ($)	Collateral Received ($)(a)	Net Amount of Derivative Assets ($)	Gross Amounts of Liabilities Presented in the Statements of Assets and Liabilities ($)	Financial Instruments and Derivatives Available for Offset ($)	Collateral Pledged ($)(a)	Net Amount of Derivatives Liabilities ($)
BP P.L.C. ADRhedged™
CIBC	385	(12)	—	373	12	(12)	—	—

Fund	Gross Amounts of Assets Presented in the Statement of Assets and Liabilities ($)	Financial Instruments and Derivatives Available for Offset ($)	Collateral Received ($)(a)	Net Amount of Derivative Assets ($)	Gross Amounts of Liabilities Presented in the Statements of Assets and Liabilities ($)	Financial Instruments and Derivatives Available for Offset ($)	Collateral Pledged ($)(a)	Net Amount of Derivatives Liabilities ($)
GSK plc ADRhedged™
CIBC	443	(13)	—	430	13	(13)	—	—

Fund	Gross Amounts of Assets Presented in the Statement of Assets and Liabilities ($)	Financial Instruments and Derivatives Available for Offset ($)	Collateral Received ($)(a)	Net Amount of Derivative Assets ($)	Gross Amounts of Liabilities Presented in the Statements of Assets and Liabilities ($)	Financial Instruments and Derivatives Available for Offset ($)	Collateral Pledged ($)(a)	Net Amount of Derivatives Liabilities ($)
HSBC Holdings plc ADRhedged™
CIBC	2,177	(99)	—	2,078	99	(99)	—	—

Precidian ETFs Trust
Notes to Financial Statements (Continued)
June 30, 2025 (Unaudited)

Fund	Gross Amounts of Assets Presented in the Statement of Assets and Liabilities ($)	Financial Instruments and Derivatives Available for Offset ($)	Collateral Received ($)(a)	Net Amount of Derivative Assets ($)	Gross Amounts of Liabilities Presented in the Statements of Assets and Liabilities ($)	Financial Instruments and Derivatives Available for Offset ($)	Collateral Pledged ($)(a)	Net Amount of Derivatives Liabilities ($)
Novo Nordisk A/S (B Shares) ADRhedged™
CIBC	38	(38)	—	—	1,219	(38)	—	1,181

Fund	Gross Amounts of Assets Presented in the Statement of Assets and Liabilities ($)	Financial Instruments and Derivatives Available for Offset ($)	Collateral Received ($)(a)	Net Amount of Derivative Assets ($)	Gross Amounts of Liabilities Presented in the Statements of Assets and Liabilities ($)	Financial Instruments and Derivatives Available for Offset ($)	Collateral Pledged ($)(a)	Net Amount of Derivatives Liabilities ($)
SAP SE ADRhedged™
CIBC	59	(59)	—	—	1,837	(59)	—	1,778

Fund	Gross Amounts of Assets Presented in the Statement of Assets and Liabilities ($)	Financial Instruments and Derivatives Available for Offset ($)	Collateral Received ($)(a)	Net Amount of Derivative Assets ($)	Gross Amounts of Liabilities Presented in the Statements of Assets and Liabilities ($)	Financial Instruments and Derivatives Available for Offset ($)	Collateral Pledged ($)(a)	Net Amount of Derivatives Liabilities ($)
Shell plc ADRhedged™
CIBC	2,520	(102)	—	2,418	102	(102)	—	—

Fund	Gross Amounts of Assets Presented in the Statement of Assets and Liabilities ($)	Financial Instruments and Derivatives Available for Offset ($)	Collateral Received ($)(a)	Net Amount of Derivative Assets ($)	Gross Amounts of Liabilities Presented in the Statements of Assets and Liabilities ($)	Financial Instruments and Derivatives Available for Offset ($)	Collateral Pledged ($)(a)	Net Amount of Derivatives Liabilities ($)
STMicroelectronics NV ADRhedged™
CIBC	31	(31)	—	—	1,014	(31)	—	983

Precidian ETFs Trust
Notes to Financial Statements (Continued)
June 30, 2025 (Unaudited)

Fund	Gross Amounts of Assets Presented in the Statement of Assets and Liabilities ($)	Financial Instruments and Derivatives Available for Offset ($)	Collateral Received ($)(a)	Net Amount of Derivative Assets ($)	Gross Amounts of Liabilities Presented in the Statements of Assets and Liabilities ($)	Financial Instruments and Derivatives Available for Offset ($)	Collateral Pledged ($)(a)	Net Amount of Derivatives Liabilities ($)
Toyota Motor Corporation ADRhedged™
CIBC	47	(47)	—	—	1,317	(47)	—	1,270

(a)	The actual collateral received/(pledged) may be more than the amount shown.

4. Investment Advisory Fee and Other Transactions with Affiliates

(a) Investment Advisory and Administrative Services

Precidian Funds, LLC, a Delaware limited liability company, serves as investment manager to the Funds and has overall responsibility for the general management and administration of the Trust, pursuant to the Investment Management Agreement between the Trust and the Manager (“Management Agreement”). Under the Management Agreement, the Manager, subject to the supervision of the Board, provides an investment program for the Funds and is responsible for managing the investment of the Funds’ assets in conformity with the stated investment policies of the Funds. The Manager is responsible for placing purchase and sale orders and providing continuous supervision of the investment portfolio of each of the Funds.

In addition to providing management services, under the Management Agreement, the Manager also: (i) supervises all non-management operations of the Funds; (ii) provides personnel to perform such executive, administrative and clerical services as are reasonably necessary to provide effective administration of the Funds; (iii) arranges for (a) the preparation of all required tax returns; (b) the preparation and submission of reports to existing Shareholders; (c) the periodic updating of prospectuses and statements of additional information; and (d) the preparation of reports to be filed with the SEC and other regulatory authorities; (iv) maintains the Funds’ records; and (v) provides office space and all necessary office equipment and services.

The Management Agreement will remain in effect for an initial two-year term from commencement of operations and will continue in effect with respect to the Funds from year to year thereafter provided such continuance is specifically approved at least annually by: (i) the vote of a majority of the Funds outstanding voting securities or a majority of the Trustees of the Trust; and (ii) the vote of a majority of the Independent Trustees of the Trust, cast in person at a meeting called for the purpose of voting on such approval.

The Management Agreement will terminate automatically if assigned (as defined in the 1940 Act). The Management Agreement is also terminable at any time without penalty by the Trustees of the Trust or by vote of a majority of the outstanding voting securities of the Funds’ on 60 days’ written notice to the Manager or by the Manager on 60 days’ written notice to the Trust. The Trust has entered into a licensing agreement with the Manager pursuant to which the Trust may use the terms “Precidian” and “ADRhedged™” without payment of a fee to the Manager under the agreement, provided that the Manager continues to be the Funds’ investment manager pursuant to an investment management agreement with the Trust.

Pursuant to the Management Agreement the Manager, is entitled to receive a management fee of 0.17%, payable monthly and accrued daily, at the annual rate based on a percentage of the Funds’ average daily net assets.

(b) Distribution Arrangement

The Funds have adopted a Distribution Plan (the “Distribution Plan”) that allows the Funds to pay distribution fees to Foreside Fund Services, LLC (the “Distributor”) and other firms that provide distribution services (“Service Providers”). Under the Distribution Plan, if a Service Provider provides distribution services, the Funds would pay distribution fees to the Distributor at an annual rate not to exceed 0.25% of average daily net assets, pursuant to Rule 12b-1 under the 1940 Act. The Distributor would, in turn, pay the Service Provider out of its fees. The Board currently has determined not to implement any 12b-1 fees pursuant to the Plan. 12b-1 fees may only be imposed after approval by the Board.

(c) Other Servicing Agreements

The Bank of New York Mellon, a wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as Co-Administrator, Custodian, Accounting Agent and Transfer Agent for the Funds.

Commonwealth Fund Services, LLC (“CFS”) serves as co-administrator to the Trust and the Funds. CFS is responsible for providing certain administrative services to the Trust and the Funds, including coordination of meetings of the Board and services related thereto

Precidian ETFs Trust
Notes to Financial Statements (Continued)
June 30, 2025 (Unaudited)

and the provision of certain Trust officers. CFS has also assumed the responsibility for, and it pays, all of the Funds’ operating expenses other than the Funds’ management fee, interest, distribution fees pursuant to Rule 12b-1 plans, taxes, acquired fund fees and expenses, brokerage commissions, dividend expenses on short sales, other expenditures which are capitalized in accordance with generally accepted accounting principles, and other extraordinary expenses not incurred in the ordinary course of business. For these services, CFS is paid 0.02% on the average daily net assets of the Funds, computed daily and paid monthly.

Foreside Financial Services, LLC (the “Distributor”) serves as the distributor of Creation Units for the Funds on an agency basis. The Distributor does not maintain a secondary market in shares of the Funds.

(d) Trustees and Officers

Each Trustee who is not an “interested person” of the Trust receives compensation for their services to the Funds. Each Trustee receives an annual retainer fee, paid quarterly. Trustees are reimbursed for any out-of-pocket expenses incurred in connection with attendance at meetings. The Manager pays these costs.

Certain officers of the Trust are also officers and/or directors of CFS. Additionally, Practus, LLP serves as legal counsel to the Trust. John H. Lively, Secretary of the Trust, is Managing Partner of Practus, LLP. J. Stephen King, Jr., Assistant Secretary of the Trust, is a partner of Practus, LLP. Neither the officers and/or directors of CFS, Mr. Lively or Mr. King receive any special compensation from the Trust or the Funds’ for serving as officers of the Trust.

The Funds’ Chief Compliance Officer and Assistant Chief Compliance Officer are not compensated directly by the Funds for their service. However, the Chief Compliance Officer is the Managing Member of Watermark Solutions, LLC (“Watermark”), which provides certain compliance services to the Funds, including the provision of the Chief Compliance Officer and the Assistant Chief Compliance Officer. The Assistant Chief Compliance Officer is the Managing Member of Fit Compliance, LLC, which has been retained by Watermark to provide the Assistant Chief Compliance Officer’s services.

5. Investment Transactions

Purchases and sales of securities, other than short-term securities, U.S. Government Securities and in-kind transactions for the period ended June 30, 2025 were as follows:

Fund	Purchases	Sales
Arm Holdings PLC ADRhedged™	$–	$18,773
ASML Holding NV ADRhedged™	–	17,935
AstraZeneca PLC ADRhedged™	–	142,928
BP P.L.C. ADRhedged™	–	59,966
GSK plc ADRhedged™	–	62,826
HSBC Holdings plc ADRhedged™	–	38,794
Novo Nordisk A/S (B Shares) ADRhedged™	–	40,269
SAP SE ADRhedged™	–	109,508
Shell plc ADRhedged™	–	78,124
STMicroelectronics NV ADRhedged™	–	8,634
Toyota Motor Corporation ADRhedged™	–	2,439

Purchases and sales of in-kind transactions for the period ended June 30, 2025 were as follows:

Fund	Purchases	Sales
Arm Holdings PLC ADRhedged™	$487,081	$–
ASML Holding NV ADRhedged™	483,435	–
AstraZeneca PLC ADRhedged™	3,107,825	2,120,941
BP P.L.C. ADRhedged™	1,607,962	830,353
GSK plc ADRhedged™	1,567,640	989,734
HSBC Holdings plc ADRhedged™	6,291,695	4,151,911
Novo Nordisk A/S (B Shares) ADRhedged™	1,657,550	706,654
SAP SE ADRhedged™	1,082,310	–
Shell plc ADRhedged™	4,896,676	2,318,230
STMicroelectronics NV ADRhedged™	476,630	–
Toyota Motor Corporation ADRhedged™	482,675	–

Precidian ETFs Trust
Notes to Financial Statements (Continued)
June 30, 2025 (Unaudited)

6. Capital Share Transactions

The Funds issue and redeem their shares on a continuous basis, at NAV, only in blocks of 10,000 shares or whole multiples thereof (“Creation Units”) to certain institutional investors (referred to as Authorized Participants) who have entered into agreements with the Funds’ distributor. The Funds’ Creation Units are issued and redeemed principally in-kind for portfolio securities (including any portion of such securities for which cash may be substituted) together with an amount of cash. Retail investors may purchase or sell shares only in the secondary market. Shares of the Funds trade at market price rather than NAV. As such, shares may trade at a price greater than NAV (premium) or less than NAV (discount).

The Funds issue and redeem shares only in bundles of a specified number of shares. These bundles are known as “Creation Units.” For the Funds, a Creation Unit is comprised of 10,000 shares. To create or redeem a Creation Unit, you must be an “Authorized Participant” (“AP”) or you must do so through a broker, dealer, bank or other entity that is an AP. An AP is either (1) a “Participating Party,” (i.e., a broker-dealer or other participant in the clearing process of the Continuous Net Settlement System of the NSCC) (“Clearing Process”) or (2) a participant of DTC (“DTC Participant”), and, in each case, must have executed an agreement with the Distributor with respect to creations and redemptions of Creation Units (“Participation Agreement”). All other persons or entities transacting in shares must do so in the Secondary Market. It is expected that only large institutional investors will create and redeem shares directly with a Fund in the form of Creation Units. In turn, it is expected that institutional investors who purchase Creation Units will break up their Creation Units and offer and sell individual shares in the Secondary Market.

Authorized Participants are charged standard creation and redemption transaction fees to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units. The standard creation and redemption transaction fee is $250. The standard creation transaction fee is charged to each purchaser on the day such purchaser creates a Creation Unit. The standard creation transaction fee is the same regardless of the number of Creation Units purchased by an investor on the same day. Similarly, the standard redemption transaction fee is the same regardless of the number of Creation Units redeemed on the same day. Authorized Participants who place creation orders through DTC for cash (when cash creations are available or specified) will also be responsible for the brokerage and other transaction costs of the Funds relating to the cash portion of such creation order. In addition, purchasers of shares in Creation Units are responsible for payment of the costs of transferring securities to the Funds and redeemers of shares in Creation Units are responsible for the costs of transferring securities from the Funds. Investors who use the services of a broker or other such intermediary may pay fees for such services.

7. Segment Reporting

In this reporting period, the Funds adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the new standard impacted financial statement disclosures only and did not affect the Funds’ financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The Principal Executive Officer (PEO) of the Funds, together with the Funds’ portfolio management team act as the CODM. Since their commencement, the Funds operate as a single segment. The CODM monitors the operating results of the Funds, as a whole, and the Funds’ long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Funds’ portfolio managers as a team. The financial information, in the form of the Funds’ portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions) are used by the CODM to assess the segment’s performance versus the Funds’ comparative benchmarks and to make resource allocation decisions for the Funds’ single segment, which is consistent with that presented within the Funds’ financial statements. Segment assets are reflected on the accompanying Statements of Assets and Liabilities as “total assets” and significant segment expenses are listed on the accompanying Statements of Operations.

8. Subsequent Events

In preparing these financial statements, the Trust has evaluated events and transactions for potential recognition or disclosure through the date the financial were statements issued. The Trust has concluded that there are no subsequent events to note.

Precidian ETFs Trust
Board Review of Investment Management Agreement (Unaudited)

This disclosure pertains only to Arm Holdings PLC ADRhedged™, ASML Holdings NV ADRhedged™, and STMicroelectronics NV ADRhedged™. However, the Board Consideration of the Management Agreement Approval included other Series of the Precidian ETFs Trust not included in this report.

At a meeting held on December 17 and 18, 2024 (the “Meeting”), the Board of Trustees (the “Board”) of the Precidian ETFs Trust (the “Trust”) considered the approval of the Investment Management Agreement (the “Management Agreement”) between the Trust and Precidian Funds, LLC (“Precidian” or the “Manager”), with respect to the Series. The Board reflected on its discussions with a representative from Precidian earlier in the Meeting regarding the manner in which the Series will be managed and the roles and responsibilities of Precidian under the Management Agreement.

The Board reviewed a memorandum from counsel of the Trust (“Trust Counsel”) that addressed the Board’ duties when considering the approval of the Management Agreement and the responses of the Precidian to requests for information from Trust Counsel on behalf of the Board. He noted that the response included information on the personnel of and services to be provided by the Precidian, an expense comparison analysis for the Precidian ETFs and comparable ETFs, and the Management Agreement. He discussed the types of information and factors that should be considered by the Board of Trustees in order to make an informed decision regarding the approval of the Management Agreement, including the following material factors: (i) the nature, extent, and quality of the services to be provided by the Precidian; (ii) the investment performance of the Precidian; (iii) the costs of the services to be provided and profits to be realized by the Precidian from the relationship with the Precidian ETFs; (iv) the extent to which economies of scale would be realized if the Precidian ETFs grow and whether advisory fee levels reflect those economies of scale for the benefit of its investors; and (v) possible conflicts of interest and other benefits.

In assessing these factors and reaching its decisions, the Board took into consideration information specifically prepared or presented at this Meeting. The Board requested or was provided with information and reports relevant to the approval of the Management Agreement, including: (i) information regarding the services and support to be provided by the Precidian to the Precidian ETFs and its shareholders; (ii) presentations by management of the Precidian addressing the investment philosophy, investment strategy, personnel and operations to be utilized in managing the Precidian ETFs; (iii) information pertaining to the compliance structure of the Precidian; (iv) disclosure information contained in the Precidian ETFs’ registration statement and the firm’s Form ADV and/or the policies and procedures of the firm; and (v) the memorandum from Trust Counsel that summarized the fiduciary duties and responsibilities of the Board in reviewing and approving the Management Agreement, including the material factors set forth above and the types of information included in each factor that should be considered by the Board in order to make an informed decision.

The Board also requested and received various informational materials including, without limitation: (i) documents containing information about the Precidian, including financial information, personnel and the services to be provided by the Precidian to the Precidian ETFs, the firm’s compliance program, current legal matters, and other general information; (ii) the advisory fee and projected annual operating expenses of the Precidian ETFs and comparative fee and expense information for other ETFs with strategies similar to the Precidian ETFs prepared by an independent third party; (iii) the anticipated effect of asset size on the Precidian ETFs’ overall expenses; and (iv) benefits anticipated to be realized by the Precidian from its relationship with the Precidian ETFs, and certain conflicts of interest.

The Board did not identify any particular information that was most relevant to its consideration to approve the Management Agreement, and each Trustee may have afforded different weight to the various factors. In deciding whether to approve the Management Agreement, the Board considered the following factors:

The nature, extent, and quality of the services to be provided by Precidian Funds, LLC.

In this regard, the Board considered the responsibilities of the Precidian under the Management Agreement with the Trust. The Board reviewed the services to be provided by the Precidian to the Precidian ETFs, including, without limitation, the processes of the Precidian for assuring compliance with each Precidian ETFs’ investment objectives and limitations; the Precidian’s intended processes for implementing the Precidian ETFs’ investment strategy, including the ability of the Precidian to effect the foreign exchange swap aspect of the investment strategy of the Precidian ETFs in light of the each Precidian ETFs’ intended unique tax status as a grantor trust; the coordination of services by the Precidian for the Precidian ETFs among the service providers; and the anticipated efforts of the Precidian to promote the Precidian ETFs and grow its assets. The Board considered: the staffing, personnel, and methods of operating of the Precidian; the education and experience of the firm’s personnel; and information provided regarding the firm’s compliance program and policies and procedures. After reviewing the foregoing and further information from the Precidian, the Board concluded that the quality, extent, and nature of the services to be provided by the Precidian, was satisfactory and adequate for the Precidian ETFs.

The investment performance of Precidian Funds, LLC.

The Board noted that only a few of the existing Precidian ETFs had only recently commenced operations, and, as a result, they did not have any performance history relevant to this approval. The Board also considered that the Precidian is a newly registered adviser and does not have performance history with respect to other clients that have investment objectives similar to those of the Precidian ETFs.

Precidian ETFs Trust
Board Review of Investment Management Agreement (Unaudited) (Continued)

The costs of services to be provided and profits to be realized by Precidian Funds, LLC from the relationship with the Precidian ETFs.

In this regard, the Board considered the financial condition of the Precidian and the level of commitment to the Precidian ETFs by the Precidian. The Board of Board also considered the projected assets and proposed expenses of the Precidian ETFs, including the nature and frequency of advisory payments. The Board noted the information on projected profitability provided by the Precidian with respect to the management services provided to the Precidian ETFs. The Board considered the management fee proposed by the Precidian for each Precidian ETFs. The Board compared the proposed management fee of each of the Precidian ETFs to the advisory fees and net expense ratios of ETFs from its Morningstar category (“Category”), and a peer group selected from its Category (“Peer Group”). The Board noted that the proposed management fee and projected net expense ratio for the Precidian ETFs were lower than the median advisory fees and median net expense ratio of the Precidian ETFs’ Category and Peer Group. Each Precidian ETFs proposed advisory fee is 0.17% annually and each Precidian ETFs’ total annual expense ratio is 0.19%. The Board acknowledged the Precidian’s representation that the Precidian ETFs will differ based on the underlying ADR and currency; however, they noted that the effort required to monitor and operate a Precidian ETFs is the same irrespective of a Precidian ETFs’ asset size. The Board also noted that the Precidian does not manage any separate accounts. After further consideration, the Board concluded that the projected profitability and fees to be paid to the Precidian were within an acceptable range in light of the services to be rendered to the Precidian ETFs by the Precidian.

The extent to which economies of scale would be realized as the Precidian ETFs grow and whether advisory fee levels reflect these economies of scale for the benefit of the Precidian ETFs’ investors.

The Board considered that it was not anticipated that the Precidian ETFs would be of sufficient size to achieve economies of scale in the first few years of operations. The Board observed that the Precidian does not have any direct arrangements in place to limit expenses of the Precidian ETFs and that its management fee did not have any breakpoints built into it. The Board noted that the Precidian may consider such arrangements in the future depending on asset growth.

Possible conflicts of interest and other benefits.

In evaluating the possibility for conflicts of interest, the Board considered such matters as: the experience and ability of the advisory personnel assigned to the Precidian ETFs; the basis of decisions to buy or sell securities for the Precidian ETFs; and the substance and administration of the Code of Ethics and other relevant policies of the Precidian. The Board also considered potential benefits for the Precidian in managing the Precidian ETFs. The Board considered potential benefits to the Precidian in light of a commercial arrangement it had entered into with an intended foreign exchange swap counterparty to the Precidian ETFs, and the Board considered the unique tax structure of each Precidian ETFs as a grantor trust and the limitations on the Precidian to utilize a different swap counterparty. The Board noted that any potential conflicts of interest from the foregoing arrangements were adequately disclosed to them and appropriately balanced in light of all the surrounding circumstances, including without limitation the benefit afforded to the shareholders of the Precidian ETFs from the foreign exchange services. Following further consideration and discussion, the Board concluded that the standards and practices of the Precidian relating to the identification and mitigation of potential conflicts of interest, as well as the benefits to be derived by the Precidian from managing the Precidian ETFs were satisfactory.

After additional consideration of the factors delineated in the memorandum provided by Trust Counsel and further discussion and careful review by the Board at the Meeting, the Board determined that the compensation payable under the Management Agreement was fair, reasonable and within a range of what could have been negotiated at arms-length in light of all the surrounding circumstances, and they approved the Management Agreement.

Precidian ETFs Trust
Board Review of Investment Management Agreement (Unaudited) (Continued)

This disclosure pertains only to AstraZeneca PLC ADRhedged™, BP P.L.C. ADRhedged™, GSK plc ADRhedged™, HSBC Holdings plc ADRhedged™, Novo Nordisk A/S (B Shares) ADRhedged™, SAP SE ADRhedged™, Shell plc ADRhedged™, and Toyota Motor Corporation ADRhedged™. However, the Board Consideration of the Management Agreement Approval included other Series of the Precidian ETFs Trust not included in this report.

At a meeting held on August 22, 2024 the “Meeting”, the Board of Trustees (the “Board”) of the Precidian ETFs Trust (the “Trust”) considered the approval of the proposed Investment Management Agreement (the “Management Agreement”) between the Trust and Precidian Funds, LLC (“Precidian,” or the “Manager”), with respect to the Series. The Board reflected on its discussions with the representatives from Precidian earlier in the Meeting regarding the manner in which the Series are to be managed and the roles and responsibilities of Precidian under the Management Agreement.

The Board reviewed a memorandum from counsel of the Trust (“Trust Counsel”) that addressed the Board’s duties when considering the approval of the Management Agreement and the responses of Precidian to requests for information from Trust Counsel on behalf of the Board. Trust Counsel noted that the response included information on the personnel of and services to be provided by Precidian, an expense comparison analysis for the Series and comparable ETFs, and the Management Agreement. He discussed the types of information and factors that should be considered by the Board in order to make an informed decision regarding the approval of the Management Agreement, including the following material factors: (i) the nature, extent, and quality of the services to be provided by Precidian; (ii) the investment performance of Precidian; (iii) the costs of the services to be provided and profits to be realized by Precidian from the relationship with the Series; (iv) the extent to which economies of scale would be realized if the Series grow and whether advisory fee levels reflect those economies of scale for the benefit of its investors; and (v) possible conflicts of interest and other benefits.

In assessing these factors and reaching its decisions, the Board took into consideration information specifically prepared or presented at this Meeting. The Board requested or was provided with information and reports relevant to the approval of the Management Agreement, including: (i) information regarding the services and support to be provided by Precidian to the Series and its shareholders; (ii) presentations by management of Precidian addressing the investment philosophy, investment strategy, personnel and operations to be utilized in managing the Series; (iii) information pertaining to the compliance structure of Precidian; (iv) disclosure information contained in the Series’ registration statement and the firm’s Form ADV and/or the policies and procedures of the firm; and (v) the memorandum from Trust Counsel that summarized the fiduciary duties and responsibilities of the Board in reviewing and approving the Management Agreement, including the material factors set forth above and the types of information included in each factor that should be considered by the Board in order to make an informed decision.

In assessing these factors and reaching its decisions, the Board took into consideration information specifically prepared or presented at this Meeting. The Board requested and received various informational materials including, without limitation: (i) documents containing information about Precidian, including financial information, personnel and the services to be provided by Precidian to the Series, the firm’s compliance program, current legal matters, and other general information; (ii) the advisory fee and projected annual operating expenses of the Series and comparative fee and expense information for other ETFs with strategies similar to the Series prepared by an independent third party; (iii) the anticipated effect of asset size on the Series’ overall expenses; and (iv) benefits anticipated to be realized by Precidian from its relationship with the Series, and certain conflicts of interest.

The Board did not identify any particular information that was most relevant to its consideration to approve the Management Agreement, and each Trustee may have afforded different weight to the various factors. In deciding whether to approve the Management Agreement, the Board considered the following factors:

The nature, extent, and quality of the services to be provided by Precidian.

In this regard, the Board considered the responsibilities of Precidian under the Management Agreement with the Trust. The Board reviewed the services to be provided by Precidian to the Series, including, without limitation, the processes of Precidian for assuring compliance with each Series’ investment objectives and limitations; Precidian’s intended processes for implementing the Series’ investment strategy, including the ability of Precidian to effect the foreign exchange swap aspect of the investment strategy of the Series in light of the each Series’ intended unique tax status as a grantor trust; the coordination of services by Precidian for the Series among the service providers; and the anticipated efforts of Precidian to promote the Series and grow its assets. The Board considered: the staffing, personnel, and methods of operating of Precidian; the education and experience of the firm’s personnel; and information provided regarding the firm’s compliance program and policies and procedures. After reviewing the foregoing and further information from Precidian, the Board concluded that the quality, extent, and nature of the services to be provided by Precidian, was satisfactory and adequate for the Series.

The investment performance of Precidian.

The Board noted that the Series had not yet commenced operations, and, as a result, they did not have any performance history. The Board also considered that Precidian is a newly registered adviser and does not have performance history with respect to other clients that have investment objectives similar to those of the Series.

Precidian ETFs Trust
Board Review of Investment Management Agreement (Unaudited) (Continued)

The costs of services to be provided and profits to be realized by Precidian from the relationship with the Series.

In this regard, the Board considered the financial condition of Precidian and the level of commitment to the Series by Precidian. The Board also considered the projected assets and proposed expenses of the Series, including the nature and frequency of advisory payments. The Board noted the information on projected profitability provided by Precidian with respect to the management services provided to the Series. The Board considered the management fee proposed by Precidian for each Series. The Board compared the proposed management fee of each of the Series to the advisory fees and net expense ratios of ETFs from its Morningstar category (“Category”), and a peer group selected from its Category (“Peer Group”). The Board noted that the proposed management fee and projected net expense ratio for the Series were lower than the median advisory fees and median net expense ratio of the Series’ Category and Peer Group. Each Series proposed advisory fee is 0.17% annually and each Series’ total annual expense ratio is 0.19%. The Board acknowledged Precidian’s representation that the Series will differ based on the underlying ADR and currency; however, they noted that the effort required to monitor and operate a Series is the same irrespective of a Series’ asset size. The Board also noted that Precidian does not manage any separate accounts. After further consideration, the Board concluded that the projected profitability and fees to be paid to Precidian were within an acceptable range in light of the services to be rendered to the Series by Precidian.

The extent to which economies of scale would be realized as the Series grow and whether advisory fee levels reflect these economies of scale for the benefit of the Series’ investors.

The Board considered that it was not anticipated that the Series would be of sufficient size to achieve economies of scale in the first few years of operations. The Board observed that Precidian does not have any direct arrangements in place to limit expenses of the Series and that its management fee did not have any breakpoints built into it. The Board noted that Precidian may consider such arrangements in the future depending on asset growth.

Possible conflicts of interest and other benefits.

In evaluating the possibility for conflicts of interest, the Board considered such matters as: the experience and ability of the advisory personnel assigned to the Series; the basis of decisions to buy or sell securities for the Series; and the substance and administration of the Code of Ethics and other relevant policies of Precidian. The Board also considered potential benefits for Precidian in managing the Series. The Board considered potential benefits to Precidian in light of a commercial arrangement it had entered into with an intended foreign exchange swap counterparty to the Series, and the Board considered the unique tax structure of each Series as a grantor trust and the limitations on Precidian to utilize a different swap counterparty. The Board noted that any potential conflicts of interest from the foregoing arrangements were adequately disclosed to them and appropriately balanced in light of all the surrounding circumstances, including without limitation the benefit afforded to the shareholders of the Series from the foreign exchange services. Following further consideration and discussion, the Board concluded that the standards and practices of Precidian relating to the identification and mitigation of potential conflicts of interest, as well as the benefits to be derived by Precidian from managing the Series were satisfactory.

After additional consideration of the factors delineated in the memorandum provided by Trust Counsel and further discussion and careful review by the Board at the Meeting, the Board determined that the compensation payable under the Management Agreement was fair, reasonable and within a range of what could have been negotiated at arms-length in light of all the surrounding circumstances, and they approved the Management Agreement.

Investment Manager Precidian Funds LLC 301 South State St. Suite N-002 Newtown, PA 18940	Co- Administrator Commonwealth Fund Services, LLC 8730 Stoney Parkway Suite 205 Richmond Virginia, 23235	Custodian, Co-Administrator & Transfer Agent The Bank of New York 240 Greenwich Street New York, NY 10286

Distributor Foreside Fund Services, LLC Three Canal Plaza, Suite 100 Portland, ME 04101	Independent Registered Public Accounting Firm KPMG LLP 191 West Nationwide Blvd. Suite 500 Columbus, Ohio 43215	Legal Counsel Practus LLP 11300 Tomahawk Creek Parkway Suite 310 Leawood, Kansas 66211

(b)	The Financial Highlights are included with the Financial Statements under Item 7(a).

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

The Nominating and Corporate Governance Committee (“NCGC”) considers any such candidate recommended by a shareholder if such recommendation contains: (i) sufficient background information concerning the candidate, including evidence the candidate is willing to serve as an Independent Trustee if selected for the position; and (ii) is received in a sufficiently timely manner as determined by the NCGC in its discretion. Shareholders should address any such recommendations in writing to the attention of the Nominating and Corporate Governance Committee, c/o the Secretary of the Trust at 8730 Stony Point Parkway, Suite 205, Richmond, VA 23235.

Item 16. Controls and Procedures.

(a)	As of a date within 90 days of the filing date of this Form N-CSR, the registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Not applicable.

Item 19. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Not applicable.

(a)(3)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(4)	Not applicable.

(a)(5)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Precidian ETFs Trust

By (Signature and Title)*	/s/ Karen M. Shupe
Karen M. Shupe
Treasurer and Principal Executive Officer

Date	August 28, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Karen M. Shupe
Karen M. Shupe
Treasurer and Principal Executive Officer

Date	August 28, 2025

By (Signature and Title)*	/s/ Ann T. MacDonald
Ann T. MacDonald
Assistant Treasurer and Principal Financial Officer

Date	August 28, 2025

* Print the name and title of each signing officer under his or her signature.